Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Meeder Funds
Entity Central Index Key	0000702435
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000174346
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Adviser Class
Trading Symbol	BLNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,092	10,167	10,025
Aug-15	9,670	9,553	9,665
Sep-15	9,496	9,275	9,487
Oct-15	9,762	10,008	9,886
Nov-15	9,725	10,063	9,845
Dec-15	9,588	9,857	9,709
Jan-16	9,264	9,300	9,401
Feb-16	9,245	9,297	9,446
Mar-16	9,569	9,952	9,918
Apr-16	9,588	10,014	10,042
May-16	9,653	10,193	10,071
Jun-16	9,699	10,214	10,156
Jul-16	9,968	10,619	10,439
Aug-16	9,977	10,646	10,461
Sep-16	9,987	10,663	10,501
Oct-16	9,782	10,432	10,348
Nov-16	9,950	10,899	10,404
Dec-16	10,053	11,112	10,541
Jan-17	10,175	11,321	10,711
Feb-17	10,474	11,742	10,928
Mar-17	10,474	11,750	10,982
Apr-17	10,587	11,875	11,097
May-17	10,690	11,996	11,225
Jun-17	10,746	12,104	11,268
Jul-17	10,934	12,333	11,460
Aug-17	10,999	12,356	11,517
Sep-17	11,131	12,658	11,651
Oct-17	11,319	12,934	11,796
Nov-17	11,478	13,327	11,956
Dec-17	11,583	13,460	12,086
Jan-18	11,969	14,169	12,415
Feb-18	11,602	13,647	12,058
Mar-18	11,454	13,373	11,981
Apr-18	11,474	13,424	11,993
May-18	11,603	13,803	12,066
Jun-18	11,593	13,893	12,048
Jul-18	11,842	14,354	12,258
Aug-18	12,111	14,858	12,365
Sep-18	12,076	14,883	12,352
Oct-18	11,387	13,787	11,770
Nov-18	11,447	14,063	11,934
Dec-18	11,237	12,754	11,511
Jan-19	11,418	13,849	12,143
Feb-19	11,549	14,336	12,353
Mar-19	11,655	14,545	12,510
Apr-19	11,857	15,126	12,751
May-19	11,372	14,147	12,370
Jun-19	11,912	15,141	12,902
Jul-19	12,014	15,366	12,943
Aug-19	11,882	15,053	12,832
Sep-19	12,014	15,317	13,020
Oct-19	12,156	15,647	13,236
Nov-19	12,390	16,242	13,419
Dec-19	12,651	16,711	13,701
Jan-20	12,569	16,692	13,665
Feb-20	11,913	15,326	13,060
Mar-20	10,950	13,218	11,868
Apr-20	11,340	14,969	12,714
May-20	11,575	15,769	13,121
Jun-20	11,678	16,130	13,379
Jul-20	12,069	17,046	13,855
Aug-20	12,584	18,281	14,270
Sep-20	12,308	17,615	14,022
Oct-20	12,029	17,235	13,834
Nov-20	12,918	19,331	14,999
Dec-20	13,367	20,201	15,458
Jan-21	13,326	20,111	15,364
Feb-21	13,522	20,740	15,550
Mar-21	13,864	21,483	15,793
Apr-21	14,329	22,591	16,248
May-21	14,453	22,694	16,472
Jun-21	14,640	23,253	16,580
Jul-21	14,733	23,647	16,699
Aug-21	14,981	24,321	16,917
Sep-21	14,574	23,230	16,468
Oct-21	15,034	24,801	16,874
Nov-21	14,888	24,423	16,568
Dec-21	15,199	25,385	17,033
Jan-22	14,705	23,891	16,390
Feb-22	14,548	23,290	16,139
Mar-22	14,525	24,045	16,149
Apr-22	13,907	21,887	15,205
May-22	13,930	21,858	15,249
Jun-22	13,391	20,029	14,318
Jul-22	13,707	21,908	15,051
Aug-22	13,436	21,091	14,593
Sep-22	13,063	19,135	13,471
Oct-22	13,382	20,704	13,922
Nov-22	13,815	21,785	14,832
Dec-22	13,563	20,509	14,516
Jan-23	13,948	21,922	15,313
Feb-23	13,633	21,409	14,880
Mar-23	13,855	21,982	15,144
Apr-23	14,018	22,216	15,283
May-23	13,913	22,302	15,014
Jun-23	14,428	23,825	15,520
Jul-23	14,711	24,679	15,891
Aug-23	14,534	24,203	15,538
Sep-23	14,122	23,050	15,010
Oct-23	13,827	22,439	14,582
Nov-23	14,584	24,532	15,657
Dec-23	15,255	25,833	16,436
Jan-24	15,363	26,119	16,415
Feb-24	15,923	27,533	16,682
Mar-24	16,400	28,421	17,079
Apr-24	15,754	27,170	16,543
May-24	16,435	28,454	16,979
Jun-24	16,674	29,335	17,124
Jul-24	16,975	29,880	17,561
Aug-24	17,311	30,531	17,954
Sep-24	17,443	31,162	18,319
Oct-24	17,117	30,934	17,844
Nov-24	17,721	32,991	18,342
Dec-24	17,126	31,983	17,795
Jan-25	17,520	32,993	18,252
Feb-25	17,506	32,360	18,392
Mar-25	16,801	30,473	18,096
Apr-25	16,665	30,268	18,275
May-25	17,236	32,187	18,765
Jun-25	17,808	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.80%	8.81%	5.94%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 418,548,039
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,359,818
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$418,548,039
# of Portfolio Holdings	185
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	1,359,818

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.2%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.7%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.7%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.6%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	27.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.1%
Microsoft Corp	5.5%
iShares 7-10 Year Treasury Bond ETF	4.6%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.8%
Amazon.com Inc	3.5%
Dodge & Cox Income Fund - Class I	3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
BrandywineGLOBAL High Yield Fund - Class IS	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174345
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Institutional Class
Trading Symbol	BLNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,092	10,167	10,025
Aug-15	9,670	9,553	9,665
Sep-15	9,496	9,275	9,487
Oct-15	9,762	10,008	9,886
Nov-15	9,725	10,063	9,845
Dec-15	9,588	9,857	9,709
Jan-16	9,264	9,300	9,401
Feb-16	9,245	9,297	9,446
Mar-16	9,569	9,952	9,918
Apr-16	9,588	10,014	10,042
May-16	9,653	10,193	10,071
Jun-16	9,699	10,214	10,156
Jul-16	9,968	10,619	10,439
Aug-16	9,977	10,646	10,461
Sep-16	9,987	10,663	10,501
Oct-16	9,782	10,432	10,348
Nov-16	9,950	10,899	10,404
Dec-16	10,059	11,112	10,541
Jan-17	10,171	11,321	10,711
Feb-17	10,471	11,742	10,928
Mar-17	10,471	11,750	10,982
Apr-17	10,583	11,875	11,097
May-17	10,686	11,996	11,225
Jun-17	10,743	12,104	11,268
Jul-17	10,930	12,333	11,460
Aug-17	10,996	12,356	11,517
Sep-17	11,137	12,658	11,651
Oct-17	11,325	12,934	11,796
Nov-17	11,485	13,327	11,956
Dec-17	11,593	13,460	12,086
Jan-18	11,971	14,169	12,415
Feb-18	11,603	13,647	12,058
Mar-18	11,464	13,373	11,981
Apr-18	11,484	13,424	11,993
May-18	11,613	13,803	12,066
Jun-18	11,604	13,893	12,048
Jul-18	11,863	14,354	12,258
Aug-18	12,122	14,858	12,365
Sep-18	12,092	14,883	12,352
Oct-18	11,402	13,787	11,770
Nov-18	11,462	14,063	11,934
Dec-18	11,263	12,754	11,511
Jan-19	11,445	13,849	12,143
Feb-19	11,576	14,336	12,353
Mar-19	11,687	14,545	12,510
Apr-19	11,890	15,126	12,751
May-19	11,414	14,147	12,370
Jun-19	11,950	15,141	12,902
Jul-19	12,052	15,366	12,943
Aug-19	11,920	15,053	12,832
Sep-19	12,062	15,317	13,020
Oct-19	12,205	15,647	13,236
Nov-19	12,429	16,242	13,419
Dec-19	12,701	16,711	13,701
Jan-20	12,629	16,692	13,665
Feb-20	11,962	15,326	13,060
Mar-20	10,996	13,218	11,868
Apr-20	11,386	14,969	12,714
May-20	11,622	15,769	13,121
Jun-20	11,725	16,130	13,379
Jul-20	12,118	17,046	13,855
Aug-20	12,634	18,281	14,270
Sep-20	12,355	17,615	14,022
Oct-20	12,075	17,235	13,834
Nov-20	12,977	19,331	14,999
Dec-20	13,427	20,201	15,458
Jan-21	13,395	20,111	15,364
Feb-21	13,582	20,740	15,550
Mar-21	13,935	21,483	15,793
Apr-21	14,402	22,591	16,248
May-21	14,526	22,694	16,472
Jun-21	14,703	23,253	16,580
Jul-21	14,807	23,647	16,699
Aug-21	15,056	24,321	16,917
Sep-21	14,644	23,230	16,468
Oct-21	15,104	24,801	16,874
Nov-21	14,947	24,423	16,568
Dec-21	15,267	25,385	17,033
Jan-22	14,772	23,891	16,390
Feb-22	14,614	23,290	16,139
Mar-22	14,581	24,045	16,149
Apr-22	13,961	21,887	15,205
May-22	13,984	21,858	15,249
Jun-22	13,443	20,029	14,318
Jul-22	13,760	21,908	15,051
Aug-22	13,489	21,091	14,593
Sep-22	13,115	19,135	13,471
Oct-22	13,435	20,704	13,922
Nov-22	13,869	21,785	14,832
Dec-22	13,619	20,509	14,516
Jan-23	14,005	21,922	15,313
Feb-23	13,701	21,409	14,880
Mar-23	13,911	21,982	15,144
Apr-23	14,076	22,216	15,283
May-23	13,970	22,302	15,014
Jun-23	14,487	23,825	15,520
Jul-23	14,770	24,679	15,891
Aug-23	14,593	24,203	15,538
Sep-23	14,180	23,050	15,010
Oct-23	13,872	22,439	14,582
Nov-23	14,642	24,532	15,657
Dec-23	15,325	25,833	16,436
Jan-24	15,420	26,119	16,415
Feb-24	15,982	27,533	16,682
Mar-24	16,471	28,421	17,079
Apr-24	15,812	27,170	16,543
May-24	16,495	28,454	16,979
Jun-24	16,735	29,335	17,124
Jul-24	17,036	29,880	17,561
Aug-24	17,372	30,531	17,954
Sep-24	17,505	31,162	18,319
Oct-24	17,178	30,934	17,844
Nov-24	17,771	32,991	18,342
Dec-24	17,186	31,983	17,795
Jan-25	17,580	32,993	18,252
Feb-25	17,566	32,360	18,392
Mar-25	16,860	30,473	18,096
Apr-25	16,724	30,268	18,275
May-25	17,296	32,187	18,765
Jun-25	17,868	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.77%	8.79%	5.98%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 418,548,039
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,359,818
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$418,548,039
# of Portfolio Holdings	185
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	1,359,818

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.2%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.7%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.7%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.6%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	27.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.1%
Microsoft Corp	5.5%
iShares 7-10 Year Treasury Bond ETF	4.6%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.8%
Amazon.com Inc	3.5%
Dodge & Cox Income Fund - Class I	3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
BrandywineGLOBAL High Yield Fund - Class IS	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010077
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Retail Class
Trading Symbol	FLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,092	10,167	10,025
Aug-15	9,670	9,553	9,665
Sep-15	9,496	9,275	9,487
Oct-15	9,762	10,008	9,886
Nov-15	9,725	10,063	9,845
Dec-15	9,588	9,857	9,709
Jan-16	9,264	9,300	9,401
Feb-16	9,245	9,297	9,446
Mar-16	9,569	9,952	9,918
Apr-16	9,588	10,014	10,042
May-16	9,653	10,193	10,071
Jun-16	9,699	10,214	10,156
Jul-16	9,968	10,619	10,439
Aug-16	9,977	10,646	10,461
Sep-16	9,987	10,663	10,501
Oct-16	9,782	10,432	10,348
Nov-16	9,950	10,899	10,404
Dec-16	10,052	11,112	10,541
Jan-17	10,164	11,321	10,711
Feb-17	10,454	11,742	10,928
Mar-17	10,454	11,750	10,982
Apr-17	10,567	11,875	11,097
May-17	10,670	11,996	11,225
Jun-17	10,712	12,104	11,268
Jul-17	10,900	12,333	11,460
Aug-17	10,956	12,356	11,517
Sep-17	11,097	12,658	11,651
Oct-17	11,276	12,934	11,796
Nov-17	11,436	13,327	11,956
Dec-17	11,533	13,460	12,086
Jan-18	11,901	14,169	12,415
Feb-18	11,543	13,647	12,058
Mar-18	11,394	13,373	11,981
Apr-18	11,404	13,424	11,993
May-18	11,533	13,803	12,066
Jun-18	11,523	13,893	12,048
Jul-18	11,772	14,354	12,258
Aug-18	12,032	14,858	12,365
Sep-18	11,997	14,883	12,352
Oct-18	11,308	13,787	11,770
Nov-18	11,367	14,063	11,934
Dec-18	11,158	12,754	11,511
Jan-19	11,339	13,849	12,143
Feb-19	11,460	14,336	12,353
Mar-19	11,561	14,545	12,510
Apr-19	11,763	15,126	12,751
May-19	11,289	14,147	12,370
Jun-19	11,823	15,141	12,902
Jul-19	11,914	15,366	12,943
Aug-19	11,783	15,053	12,832
Sep-19	11,914	15,317	13,020
Oct-19	12,046	15,647	13,236
Nov-19	12,269	16,242	13,419
Dec-19	12,530	16,711	13,701
Jan-20	12,448	16,692	13,665
Feb-20	11,794	15,326	13,060
Mar-20	10,833	13,218	11,868
Apr-20	11,222	14,969	12,714
May-20	11,446	15,769	13,121
Jun-20	11,538	16,130	13,379
Jul-20	11,928	17,046	13,855
Aug-20	12,431	18,281	14,270
Sep-20	12,148	17,615	14,022
Oct-20	11,881	17,235	13,834
Nov-20	12,755	19,331	14,999
Dec-20	13,189	20,201	15,458
Jan-21	13,148	20,111	15,364
Feb-21	13,333	20,740	15,550
Mar-21	13,673	21,483	15,793
Apr-21	14,126	22,591	16,248
May-21	14,239	22,694	16,472
Jun-21	14,414	23,253	16,580
Jul-21	14,506	23,647	16,699
Aug-21	14,753	24,321	16,917
Sep-21	14,342	23,230	16,468
Oct-21	14,787	24,801	16,874
Nov-21	14,642	24,423	16,568
Dec-21	14,934	25,385	17,033
Jan-22	14,456	23,891	16,390
Feb-22	14,300	23,290	16,139
Mar-22	14,266	24,045	16,149
Apr-22	13,654	21,887	15,205
May-22	13,677	21,858	15,249
Jun-22	13,142	20,029	14,318
Jul-22	13,444	21,908	15,051
Aug-22	13,176	21,091	14,593
Sep-22	12,808	19,135	13,471
Oct-22	13,123	20,704	13,922
Nov-22	13,529	21,785	14,832
Dec-22	13,278	20,509	14,516
Jan-23	13,648	21,922	15,313
Feb-23	13,348	21,409	14,880
Mar-23	13,555	21,982	15,144
Apr-23	13,706	22,216	15,283
May-23	13,602	22,302	15,014
Jun-23	14,100	23,825	15,520
Jul-23	14,367	24,679	15,891
Aug-23	14,193	24,203	15,538
Sep-23	13,786	23,050	15,010
Oct-23	13,483	22,439	14,582
Nov-23	14,229	24,532	15,657
Dec-23	14,882	25,833	16,436
Jan-24	14,976	26,119	16,415
Feb-24	15,516	27,533	16,682
Mar-24	15,985	28,421	17,079
Apr-24	15,350	27,170	16,543
May-24	16,009	28,454	16,979
Jun-24	16,232	29,335	17,124
Jul-24	16,527	29,880	17,561
Aug-24	16,834	30,531	17,954
Sep-24	16,964	31,162	18,319
Oct-24	16,644	30,934	17,844
Nov-24	17,213	32,991	18,342
Dec-24	16,638	31,983	17,795
Jan-25	17,011	32,993	18,252
Feb-25	17,011	32,360	18,392
Mar-25	16,319	30,473	18,096
Apr-25	16,172	30,268	18,275
May-25	16,719	32,187	18,765
Jun-25	17,267	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.37%	8.40%	5.61%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 418,548,039
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,359,818
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$418,548,039
# of Portfolio Holdings	185
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	1,359,818

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.2%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.7%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.7%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.6%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	27.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.1%
Microsoft Corp	5.5%
iShares 7-10 Year Treasury Bond ETF	4.6%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.8%
Amazon.com Inc	3.5%
Dodge & Cox Income Fund - Class I	3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
BrandywineGLOBAL High Yield Fund - Class IS	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000176586
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Adviser Class
Trading Symbol	IFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	9,911	10,070	10,027
Aug-15	9,373	10,055	9,912
Sep-15	8,770	10,123	9,883
Oct-15	9,287	10,125	10,018
Nov-15	8,869	10,098	9,959
Dec-15	8,533	10,065	9,910
Jan-16	8,310	10,204	9,883
Feb-16	8,373	10,276	9,960
Mar-16	9,050	10,371	10,189
Apr-16	9,359	10,410	10,273
May-16	9,629	10,413	10,264
Jun-16	9,943	10,600	10,417
Jul-16	10,139	10,667	10,544
Aug-16	10,084	10,655	10,537
Sep-16	10,375	10,649	10,567
Oct-16	9,973	10,567	10,461
Nov-16	10,040	10,317	10,321
Dec-16	10,226	10,332	10,373
Jan-17	10,193	10,352	10,451
Feb-17	10,365	10,422	10,557
Mar-17	10,528	10,416	10,579
Apr-17	10,533	10,497	10,667
May-17	10,586	10,577	10,759
Jun-17	10,581	10,567	10,754
Jul-17	10,878	10,612	10,854
Aug-17	10,811	10,707	10,929
Sep-17	10,854	10,656	10,943
Oct-17	10,787	10,663	10,990
Nov-17	10,945	10,649	11,036
Dec-17	11,045	10,698	11,099
Jan-18	11,161	10,575	11,151
Feb-18	10,967	10,474	10,992
Mar-18	10,929	10,542	11,004
Apr-18	10,895	10,463	10,958
May-18	10,967	10,538	11,008
Jun-18	10,938	10,525	11,004
Jul-18	11,070	10,527	11,075
Aug-18	11,177	10,595	11,137
Sep-18	11,163	10,527	11,103
Oct-18	10,800	10,444	10,888
Nov-18	10,810	10,506	10,976
Dec-18	10,769	10,699	10,966
Jan-19	10,980	10,813	11,248
Feb-19	11,065	10,806	11,311
Mar-19	11,191	11,014	11,477
Apr-19	11,302	11,017	11,554
May-19	11,145	11,212	11,544
Jun-19	11,478	11,353	11,794
Jul-19	11,544	11,378	11,825
Aug-19	11,574	11,673	11,919
Sep-19	11,600	11,611	11,962
Oct-19	11,671	11,646	12,054
Nov-19	11,753	11,640	12,097
Dec-19	11,900	11,632	12,196
Jan-20	11,967	11,855	12,321
Feb-20	11,725	12,069	12,249
Mar-20	11,087	11,998	11,785
Apr-20	11,335	12,211	12,204
May-20	11,562	12,268	12,403
Jun-20	11,676	12,345	12,549
Jul-20	12,002	12,530	12,836
Aug-20	12,205	12,428	12,928
Sep-20	12,054	12,422	12,840
Oct-20	11,919	12,366	12,746
Nov-20	12,429	12,488	13,209
Dec-20	12,696	12,505	13,385
Jan-21	12,633	12,415	13,289
Feb-21	12,628	12,236	13,171
Mar-21	12,743	12,083	13,170
Apr-21	12,991	12,178	13,380
May-21	13,054	12,218	13,495
Jun-21	13,191	12,304	13,576
Jul-21	13,239	12,442	13,705
Aug-21	13,334	12,418	13,752
Sep-21	13,133	12,310	13,535
Oct-21	13,297	12,307	13,630
Nov-21	13,212	12,344	13,565
Dec-21	13,336	12,312	13,687
Jan-22	13,057	12,047	13,341
Feb-22	12,962	11,912	13,168
Mar-22	12,828	11,581	12,946
Apr-22	12,488	11,142	12,395
May-22	12,499	11,214	12,448
Jun-22	11,992	11,038	12,042
Jul-22	12,165	11,307	12,434
Aug-22	11,997	10,988	12,083
Sep-22	11,763	10,513	11,402
Oct-22	11,841	10,377	11,470
Nov-22	12,140	10,759	11,998
Dec-22	12,011	10,710	11,888
Jan-23	12,318	11,040	12,312
Feb-23	12,108	10,754	12,000
Mar-23	12,261	11,027	12,260
Apr-23	12,336	11,094	12,348
May-23	12,221	10,973	12,183
Jun-23	12,427	10,934	12,296
Jul-23	12,571	10,927	12,402
Aug-23	12,479	10,857	12,254
Sep-23	12,266	10,581	11,920
Oct-23	12,132	10,414	11,701
Nov-23	12,667	10,886	12,314
Dec-23	13,219	11,302	12,808
Jan-24	13,243	11,271	12,780
Feb-24	13,366	11,112	12,736
Mar-24	13,619	11,215	12,905
Apr-24	13,234	10,931	12,567
May-24	13,601	11,117	12,823
Jun-24	13,749	11,222	12,934
Jul-24	14,029	11,484	13,257
Aug-24	14,261	11,649	13,493
Sep-24	14,428	11,805	13,701
Oct-24	14,158	11,512	13,347
Nov-24	14,458	11,634	13,544
Dec-24	14,128	11,444	13,265
Jan-25	14,328	11,504	13,433
Feb-25	14,504	11,757	13,659
Mar-25	14,213	11,762	13,603
Apr-25	14,116	11,808	13,710
May-25	14,280	11,724	13,765
Jun-25	14,610	11,904	14,041

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.26%	4.59%	3.86%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Conservative Target Risk Index	8.56%	2.27%	3.45%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 158,931,236
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 382,498
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$158,931,236
# of Portfolio Holdings	174
Portfolio Turnover Rate	65%
Advisory Fees and Waivers	382,498

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Energy	2.8%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.9%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.4%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.0%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	15.0%
Baird Core Plus Bond Fund - Class I	14.9%
iShares 7-10 Year Treasury Bond ETF	10.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.9%
Dodge & Cox Income Fund - Class I	6.5%
BrandywineGLOBAL High Yield Fund - Class IS	5.9%
Fidelity Advisor Short Duration High Income Fund - Class Z	4.1%
Frost Total Return Bond Fund - Class I	4.0%
Microsoft Corp	2.0%
Berkshire Hathaway Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000169633
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Institutional Class
Trading Symbol	IFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	9,911	10,070	10,027
Aug-15	9,373	10,055	9,912
Sep-15	8,770	10,123	9,883
Oct-15	9,287	10,125	10,018
Nov-15	8,869	10,098	9,959
Dec-15	8,533	10,065	9,910
Jan-16	8,310	10,204	9,883
Feb-16	8,373	10,276	9,960
Mar-16	9,050	10,371	10,189
Apr-16	9,359	10,410	10,273
May-16	9,629	10,413	10,264
Jun-16	9,943	10,600	10,417
Jul-16	10,139	10,667	10,544
Aug-16	10,084	10,655	10,537
Sep-16	10,375	10,649	10,567
Oct-16	9,973	10,567	10,461
Nov-16	10,040	10,317	10,321
Dec-16	10,225	10,332	10,373
Jan-17	10,192	10,352	10,451
Feb-17	10,369	10,422	10,557
Mar-17	10,527	10,416	10,579
Apr-17	10,532	10,497	10,667
May-17	10,584	10,577	10,759
Jun-17	10,584	10,567	10,754
Jul-17	10,882	10,612	10,854
Aug-17	10,814	10,707	10,929
Sep-17	10,858	10,656	10,943
Oct-17	10,800	10,663	10,990
Nov-17	10,953	10,649	11,036
Dec-17	11,054	10,698	11,099
Jan-18	11,175	10,575	11,151
Feb-18	10,981	10,474	10,992
Mar-18	10,947	10,542	11,004
Apr-18	10,913	10,463	10,958
May-18	10,991	10,538	11,008
Jun-18	10,962	10,525	11,004
Jul-18	11,093	10,527	11,075
Aug-18	11,201	10,595	11,137
Sep-18	11,191	10,527	11,103
Oct-18	10,828	10,444	10,888
Nov-18	10,838	10,506	10,976
Dec-18	10,802	10,699	10,966
Jan-19	11,013	10,813	11,248
Feb-19	11,103	10,806	11,311
Mar-19	11,229	11,014	11,477
Apr-19	11,340	11,017	11,554
May-19	11,184	11,212	11,544
Jun-19	11,522	11,353	11,794
Jul-19	11,588	11,378	11,825
Aug-19	11,623	11,673	11,919
Sep-19	11,649	11,611	11,962
Oct-19	11,720	11,646	12,054
Nov-19	11,802	11,640	12,097
Dec-19	11,948	11,632	12,196
Jan-20	12,010	11,855	12,321
Feb-20	11,773	12,069	12,249
Mar-20	11,134	11,998	11,785
Apr-20	11,377	12,211	12,204
May-20	11,605	12,268	12,403
Jun-20	11,718	12,345	12,549
Jul-20	12,046	12,530	12,836
Aug-20	12,254	12,428	12,928
Sep-20	12,103	12,422	12,840
Oct-20	11,967	12,366	12,746
Nov-20	12,479	12,488	13,209
Dec-20	12,747	12,505	13,385
Jan-21	12,678	12,415	13,289
Feb-21	12,673	12,236	13,171
Mar-21	12,789	12,083	13,170
Apr-21	13,037	12,178	13,380
May-21	13,105	12,218	13,495
Jun-21	13,242	12,304	13,576
Jul-21	13,285	12,442	13,705
Aug-21	13,380	12,418	13,752
Sep-21	13,179	12,310	13,535
Oct-21	13,338	12,307	13,630
Nov-21	13,253	12,344	13,565
Dec-21	13,376	12,312	13,687
Jan-22	13,097	12,047	13,341
Feb-22	13,002	11,912	13,168
Mar-22	12,868	11,581	12,946
Apr-22	12,522	11,142	12,395
May-22	12,533	11,214	12,448
Jun-22	12,025	11,038	12,042
Jul-22	12,199	11,307	12,434
Aug-22	12,025	10,988	12,083
Sep-22	11,790	10,513	11,402
Oct-22	11,869	10,377	11,470
Nov-22	12,174	10,759	11,998
Dec-22	12,039	10,710	11,888
Jan-23	12,346	11,040	12,312
Feb-23	12,135	10,754	12,000
Mar-23	12,295	11,027	12,260
Apr-23	12,363	11,094	12,348
May-23	12,249	10,973	12,183
Jun-23	12,455	10,934	12,296
Jul-23	12,599	10,927	12,402
Aug-23	12,501	10,857	12,254
Sep-23	12,293	10,581	11,920
Oct-23	12,154	10,414	11,701
Nov-23	12,689	10,886	12,314
Dec-23	13,246	11,302	12,808
Jan-24	13,269	11,271	12,780
Feb-24	13,393	11,112	12,736
Mar-24	13,639	11,215	12,905
Apr-24	13,255	10,931	12,567
May-24	13,622	11,117	12,823
Jun-24	13,769	11,222	12,934
Jul-24	14,049	11,484	13,257
Aug-24	14,281	11,649	13,493
Sep-24	14,442	11,805	13,701
Oct-24	14,172	11,512	13,347
Nov-24	14,478	11,634	13,544
Dec-24	14,144	11,444	13,265
Jan-25	14,344	11,504	13,433
Feb-25	14,519	11,757	13,659
Mar-25	14,229	11,762	13,603
Apr-25	14,132	11,808	13,710
May-25	14,296	11,724	13,765
Jun-25	14,625	11,904	14,041

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.22%	4.53%	3.87%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Conservative Target Risk Index	8.56%	2.27%	3.45%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 158,931,236
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 382,498
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$158,931,236
# of Portfolio Holdings	174
Portfolio Turnover Rate	65%
Advisory Fees and Waivers	382,498

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Energy	2.8%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.9%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.4%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.0%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	15.0%
Baird Core Plus Bond Fund - Class I	14.9%
iShares 7-10 Year Treasury Bond ETF	10.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.9%
Dodge & Cox Income Fund - Class I	6.5%
BrandywineGLOBAL High Yield Fund - Class IS	5.9%
Fidelity Advisor Short Duration High Income Fund - Class Z	4.1%
Frost Total Return Bond Fund - Class I	4.0%
Microsoft Corp	2.0%
Berkshire Hathaway Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010070
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Retail Class
Trading Symbol	FLRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	9,911	10,070	10,027
Aug-15	9,373	10,055	9,912
Sep-15	8,770	10,123	9,883
Oct-15	9,287	10,125	10,018
Nov-15	8,869	10,098	9,959
Dec-15	8,533	10,065	9,910
Jan-16	8,310	10,204	9,883
Feb-16	8,373	10,276	9,960
Mar-16	9,050	10,371	10,189
Apr-16	9,359	10,410	10,273
May-16	9,629	10,413	10,264
Jun-16	9,943	10,600	10,417
Jul-16	10,139	10,667	10,544
Aug-16	10,084	10,655	10,537
Sep-16	10,375	10,649	10,567
Oct-16	9,973	10,567	10,461
Nov-16	10,044	10,317	10,321
Dec-16	10,228	10,332	10,373
Jan-17	10,190	10,352	10,451
Feb-17	10,362	10,422	10,557
Mar-17	10,521	10,416	10,579
Apr-17	10,521	10,497	10,667
May-17	10,569	10,577	10,759
Jun-17	10,564	10,567	10,754
Jul-17	10,861	10,612	10,854
Aug-17	10,789	10,707	10,929
Sep-17	10,833	10,656	10,943
Oct-17	10,765	10,663	10,990
Nov-17	10,919	10,649	11,036
Dec-17	11,009	10,698	11,099
Jan-18	11,127	10,575	11,151
Feb-18	10,936	10,474	10,992
Mar-18	10,892	10,542	11,004
Apr-18	10,858	10,463	10,958
May-18	10,931	10,538	11,008
Jun-18	10,897	10,525	11,004
Jul-18	11,025	10,527	11,075
Aug-18	11,133	10,595	11,137
Sep-18	11,118	10,527	11,103
Oct-18	10,757	10,444	10,888
Nov-18	10,762	10,506	10,976
Dec-18	10,721	10,699	10,966
Jan-19	10,934	10,813	11,248
Feb-19	11,015	10,806	11,311
Mar-19	11,141	11,014	11,477
Apr-19	11,248	11,017	11,554
May-19	11,085	11,212	11,544
Jun-19	11,421	11,353	11,794
Jul-19	11,482	11,378	11,825
Aug-19	11,507	11,673	11,919
Sep-19	11,533	11,611	11,962
Oct-19	11,600	11,646	12,054
Nov-19	11,677	11,640	12,097
Dec-19	11,820	11,632	12,196
Jan-20	11,882	11,855	12,321
Feb-20	11,639	12,069	12,249
Mar-20	11,003	11,998	11,785
Apr-20	11,241	12,211	12,204
May-20	11,464	12,268	12,403
Jun-20	11,573	12,345	12,549
Jul-20	11,891	12,530	12,836
Aug-20	12,094	12,428	12,928
Sep-20	11,938	12,422	12,840
Oct-20	11,802	12,366	12,746
Nov-20	12,303	12,488	13,209
Dec-20	12,562	12,505	13,385
Jan-21	12,494	12,415	13,289
Feb-21	12,488	12,236	13,171
Mar-21	12,593	12,083	13,170
Apr-21	12,835	12,178	13,380
May-21	12,899	12,218	13,495
Jun-21	13,025	12,304	13,576
Jul-21	13,067	12,442	13,705
Aug-21	13,157	12,418	13,752
Sep-21	12,956	12,310	13,535
Oct-21	13,115	12,307	13,630
Nov-21	13,025	12,344	13,565
Dec-21	13,145	12,312	13,687
Jan-22	12,867	12,047	13,341
Feb-22	12,772	11,912	13,168
Mar-22	12,639	11,581	12,946
Apr-22	12,300	11,142	12,395
May-22	12,311	11,214	12,448
Jun-22	11,810	11,038	12,042
Jul-22	11,977	11,307	12,434
Aug-22	11,805	10,988	12,083
Sep-22	11,571	10,513	11,402
Oct-22	11,643	10,377	11,470
Nov-22	11,930	10,759	11,998
Dec-22	11,798	10,710	11,888
Jan-23	12,098	11,040	12,312
Feb-23	11,889	10,754	12,000
Mar-23	12,036	11,027	12,260
Apr-23	12,104	11,094	12,348
May-23	11,985	10,973	12,183
Jun-23	12,190	10,934	12,296
Jul-23	12,327	10,927	12,402
Aug-23	12,230	10,857	12,254
Sep-23	12,018	10,581	11,920
Oct-23	11,885	10,414	11,701
Nov-23	12,404	10,886	12,314
Dec-23	12,939	11,302	12,808
Jan-24	12,962	11,271	12,780
Feb-24	13,079	11,112	12,736
Mar-24	13,323	11,215	12,905
Apr-24	12,942	10,931	12,567
May-24	13,300	11,117	12,823
Jun-24	13,440	11,222	12,934
Jul-24	13,705	11,484	13,257
Aug-24	13,929	11,649	13,493
Sep-24	14,089	11,805	13,701
Oct-24	13,816	11,512	13,347
Nov-24	14,112	11,634	13,544
Dec-24	13,783	11,444	13,265
Jan-25	13,975	11,504	13,433
Feb-25	14,148	11,757	13,659
Mar-25	13,861	11,762	13,603
Apr-25	13,765	11,808	13,710
May-25	13,916	11,724	13,765
Jun-25	14,235	11,904	14,041

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	5.91%	4.23%	3.59%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Conservative Target Risk Index	8.56%	2.27%	3.45%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 158,931,236
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 382,498
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$158,931,236
# of Portfolio Holdings	174
Portfolio Turnover Rate	65%
Advisory Fees and Waivers	382,498

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Energy	2.8%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.9%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.4%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.0%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	15.0%
Baird Core Plus Bond Fund - Class I	14.9%
iShares 7-10 Year Treasury Bond ETF	10.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.9%
Dodge & Cox Income Fund - Class I	6.5%
BrandywineGLOBAL High Yield Fund - Class IS	5.9%
Fidelity Advisor Short Duration High Income Fund - Class Z	4.1%
Frost Total Return Bond Fund - Class I	4.0%
Microsoft Corp	2.0%
Berkshire Hathaway Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174342
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Adviser Class
Trading Symbol	DYGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,130	10,167	10,014
Aug-15	9,491	9,553	9,424
Sep-15	9,162	9,275	9,115
Oct-15	9,772	10,008	9,734
Nov-15	9,832	10,063	9,697
Dec-15	9,644	9,857	9,493
Jan-16	9,057	9,300	8,948
Feb-16	8,923	9,297	8,950
Mar-16	9,521	9,952	9,616
Apr-16	9,490	10,014	9,774
May-16	9,603	10,193	9,824
Jun-16	9,593	10,214	9,830
Jul-16	9,955	10,619	10,245
Aug-16	9,944	10,646	10,291
Sep-16	9,975	10,663	10,346
Oct-16	9,700	10,432	10,148
Nov-16	10,001	10,899	10,363
Dec-16	10,174	11,112	10,569
Jan-17	10,331	11,321	10,825
Feb-17	10,728	11,742	11,126
Mar-17	10,707	11,750	11,220
Apr-17	10,833	11,875	11,366
May-17	11,011	11,996	11,535
Jun-17	11,063	12,104	11,622
Jul-17	11,326	12,333	11,900
Aug-17	11,409	12,356	11,934
Sep-17	11,651	12,658	12,187
Oct-17	11,965	12,934	12,422
Nov-17	12,206	13,327	12,698
Dec-17	12,354	13,460	12,889
Jan-18	13,058	14,169	13,512
Feb-18	12,547	13,647	12,974
Mar-18	12,320	13,373	12,803
Apr-18	12,422	13,424	12,877
May-18	12,603	13,803	12,978
Jun-18	12,467	13,893	12,949
Jul-18	12,832	14,354	13,294
Aug-18	13,082	14,858	13,453
Sep-18	13,071	14,883	13,455
Oct-18	12,148	13,787	12,488
Nov-18	12,319	14,063	12,722
Dec-18	11,304	12,754	11,836
Jan-19	12,191	13,849	12,802
Feb-19	12,490	14,336	13,157
Mar-19	12,622	14,545	13,284
Apr-19	12,968	15,126	13,687
May-19	12,184	14,147	12,930
Jun-19	12,974	15,141	13,735
Jul-19	13,032	15,366	13,784
Aug-19	12,778	15,053	13,464
Sep-19	13,009	15,317	13,783
Oct-19	13,286	15,647	14,119
Nov-19	13,657	16,242	14,439
Dec-19	14,050	16,711	14,903
Jan-20	13,814	16,692	14,689
Feb-20	12,788	15,326	13,526
Mar-20	11,243	13,218	11,517
Apr-20	12,505	14,969	12,707
May-20	13,165	15,769	13,283
Jun-20	13,460	16,130	13,625
Jul-20	14,100	17,046	14,265
Aug-20	14,999	18,281	14,973
Sep-20	14,497	17,615	14,579
Oct-20	14,094	17,235	14,323
Nov-20	15,588	19,331	16,139
Dec-20	16,278	20,201	16,879
Jan-21	16,278	20,111	16,808
Feb-21	16,604	20,740	17,329
Mar-21	17,161	21,483	17,828
Apr-21	17,838	22,591	18,541
May-21	18,104	22,694	18,867
Jun-21	18,358	23,253	18,995
Jul-21	18,515	23,647	19,077
Aug-21	18,975	24,321	19,487
Sep-21	18,196	23,230	18,796
Oct-21	19,215	24,801	19,549
Nov-21	18,863	24,423	18,957
Dec-21	19,537	25,385	19,799
Jan-22	18,565	23,891	18,841
Feb-22	18,176	23,290	18,530
Mar-22	18,579	24,045	18,838
Apr-22	17,107	21,887	17,500
May-22	17,190	21,858	17,519
Jun-22	15,788	20,029	16,031
Jul-22	16,899	21,908	17,105
Aug-22	16,191	21,091	16,552
Sep-22	14,871	19,135	15,016
Oct-22	16,067	20,704	15,932
Nov-22	17,304	21,785	17,194
Dec-22	16,562	20,509	16,645
Jan-23	17,554	21,922	17,831
Feb-23	17,022	21,409	17,303
Mar-23	17,568	21,982	17,545
Apr-23	17,885	22,216	17,724
May-23	17,626	22,302	17,352
Jun-23	18,619	23,825	18,315
Jul-23	19,138	24,679	19,009
Aug-23	18,777	24,203	18,434
Sep-23	18,041	23,050	17,718
Oct-23	17,476	22,439	17,085
Nov-23	18,925	24,532	18,626
Dec-23	19,994	25,833	19,692
Jan-24	20,082	26,119	19,663
Feb-24	21,102	27,533	20,333
Mar-24	21,919	28,421	20,984
Apr-24	20,939	27,170	20,248
May-24	22,007	28,454	20,871
Jun-24	22,299	29,335	21,039
Jul-24	22,755	29,880	21,606
Aug-24	23,225	30,531	22,164
Sep-24	23,372	31,162	22,683
Oct-24	22,900	30,934	22,133
Nov-24	23,829	32,991	23,028
Dec-24	22,913	31,983	22,154
Jan-25	23,618	32,993	22,977
Feb-25	23,483	32,360	22,925
Mar-25	22,360	30,473	22,307
Apr-25	22,377	30,268	22,598
May-25	23,588	32,187	23,644
Jun-25	24,530	33,822	24,564

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	10.00%	12.75%	9.39%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 409,502,286
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,271,630
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$409,502,286
# of Portfolio Holdings	185
Portfolio Turnover Rate	141%
Advisory Fees and Waivers	1,271,630

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.8%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.8%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
Berkshire Hathaway Inc	3.9%
NVIDIA Corp	3.5%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.0%
Costco Wholesale Corp	1.8%
Alphabet Inc	1.8%
Apple Inc	1.5%
Mastercard Inc	1.3%
Walmart Inc	1.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174341
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	DYGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,130	10,167	10,014
Aug-15	9,491	9,553	9,424
Sep-15	9,162	9,275	9,115
Oct-15	9,772	10,008	9,734
Nov-15	9,832	10,063	9,697
Dec-15	9,644	9,857	9,493
Jan-16	9,057	9,300	8,948
Feb-16	8,923	9,297	8,950
Mar-16	9,521	9,952	9,616
Apr-16	9,490	10,014	9,774
May-16	9,603	10,193	9,824
Jun-16	9,593	10,214	9,830
Jul-16	9,955	10,619	10,245
Aug-16	9,944	10,646	10,291
Sep-16	9,975	10,663	10,346
Oct-16	9,700	10,432	10,148
Nov-16	10,001	10,899	10,363
Dec-16	10,165	11,112	10,569
Jan-17	10,332	11,321	10,825
Feb-17	10,730	11,742	11,126
Mar-17	10,709	11,750	11,220
Apr-17	10,824	11,875	11,366
May-17	11,002	11,996	11,535
Jun-17	11,065	12,104	11,622
Jul-17	11,328	12,333	11,900
Aug-17	11,412	12,356	11,934
Sep-17	11,664	12,658	12,187
Oct-17	11,978	12,934	12,422
Nov-17	12,220	13,327	12,698
Dec-17	12,361	13,460	12,889
Jan-18	13,078	14,169	13,512
Feb-18	12,555	13,647	12,974
Mar-18	12,339	13,373	12,803
Apr-18	12,441	13,424	12,877
May-18	12,623	13,803	12,978
Jun-18	12,498	13,893	12,949
Jul-18	12,864	14,354	13,294
Aug-18	13,126	14,858	13,453
Sep-18	13,115	14,883	13,455
Oct-18	12,189	13,787	12,488
Nov-18	12,360	14,063	12,722
Dec-18	11,350	12,754	11,836
Jan-19	12,240	13,849	12,802
Feb-19	12,540	14,336	13,157
Mar-19	12,679	14,545	13,284
Apr-19	13,026	15,126	13,687
May-19	12,227	14,147	12,930
Jun-19	13,026	15,141	13,735
Jul-19	13,096	15,366	13,784
Aug-19	12,841	15,053	13,464
Sep-19	13,073	15,317	13,783
Oct-19	13,352	15,647	14,119
Nov-19	13,725	16,242	14,439
Dec-19	14,119	16,711	14,903
Jan-20	13,882	16,692	14,689
Feb-20	12,850	15,326	13,526
Mar-20	11,295	13,218	11,517
Apr-20	12,577	14,969	12,707
May-20	13,241	15,769	13,283
Jun-20	13,541	16,130	13,625
Jul-20	14,185	17,046	14,265
Aug-20	15,090	18,281	14,973
Sep-20	14,579	17,615	14,579
Oct-20	14,173	17,235	14,323
Nov-20	15,676	19,331	16,139
Dec-20	16,370	20,201	16,879
Jan-21	16,358	20,111	16,808
Feb-21	16,699	20,740	17,329
Mar-21	17,247	21,483	17,828
Apr-21	17,928	22,591	18,541
May-21	18,196	22,694	18,867
Jun-21	18,452	23,253	18,995
Jul-21	18,610	23,647	19,077
Aug-21	19,073	24,321	19,487
Sep-21	18,287	23,230	18,796
Oct-21	19,314	24,801	19,549
Nov-21	18,947	24,423	18,957
Dec-21	19,624	25,385	19,799
Jan-22	18,660	23,891	18,841
Feb-22	18,255	23,290	18,530
Mar-22	18,674	24,045	18,838
Apr-22	17,192	21,887	17,500
May-22	17,276	21,858	17,519
Jun-22	15,864	20,029	16,031
Jul-22	16,983	21,908	17,105
Aug-22	16,270	21,091	16,552
Sep-22	14,942	19,135	15,016
Oct-22	16,131	20,704	15,932
Nov-22	17,377	21,785	17,194
Dec-22	16,630	20,509	16,645
Jan-23	17,629	21,922	17,831
Feb-23	17,093	21,409	17,303
Mar-23	17,643	21,982	17,545
Apr-23	17,962	22,216	17,724
May-23	17,701	22,302	17,352
Jun-23	18,686	23,825	18,315
Jul-23	19,209	24,679	19,009
Aug-23	18,860	24,203	18,434
Sep-23	18,105	23,050	17,718
Oct-23	17,536	22,439	17,085
Nov-23	18,994	24,532	18,626
Dec-23	20,079	25,833	19,692
Jan-24	20,153	26,119	19,663
Feb-24	21,179	27,533	20,333
Mar-24	22,001	28,421	20,984
Apr-24	21,015	27,170	20,248
May-24	22,089	28,454	20,871
Jun-24	22,368	29,335	21,039
Jul-24	22,826	29,880	21,606
Aug-24	23,299	30,531	22,164
Sep-24	23,446	31,162	22,683
Oct-24	22,972	30,934	22,133
Nov-24	23,906	32,991	23,028
Dec-24	22,974	31,983	22,154
Jan-25	23,682	32,993	22,977
Feb-25	23,547	32,360	22,925
Mar-25	22,435	30,473	22,307
Apr-25	22,452	30,268	22,598
May-25	23,652	32,187	23,644
Jun-25	24,599	33,822	24,564

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	9.97%	12.68%	9.42%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 409,502,286
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,271,630
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$409,502,286
# of Portfolio Holdings	185
Portfolio Turnover Rate	141%
Advisory Fees and Waivers	1,271,630

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.8%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.8%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
Berkshire Hathaway Inc	3.9%
NVIDIA Corp	3.5%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.0%
Costco Wholesale Corp	1.8%
Alphabet Inc	1.8%
Apple Inc	1.5%
Mastercard Inc	1.3%
Walmart Inc	1.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010072
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,130	10,167	10,014
Aug-15	9,491	9,553	9,424
Sep-15	9,162	9,275	9,115
Oct-15	9,772	10,008	9,734
Nov-15	9,832	10,063	9,697
Dec-15	9,644	9,857	9,493
Jan-16	9,057	9,300	8,948
Feb-16	8,923	9,297	8,950
Mar-16	9,521	9,952	9,616
Apr-16	9,490	10,014	9,774
May-16	9,603	10,193	9,824
Jun-16	9,593	10,214	9,830
Jul-16	9,955	10,619	10,245
Aug-16	9,944	10,646	10,291
Sep-16	9,975	10,663	10,346
Oct-16	9,700	10,432	10,148
Nov-16	10,001	10,899	10,363
Dec-16	10,162	11,112	10,569
Jan-17	10,319	11,321	10,825
Feb-17	10,717	11,742	11,126
Mar-17	10,696	11,750	11,220
Apr-17	10,811	11,875	11,366
May-17	10,989	11,996	11,535
Jun-17	11,046	12,104	11,622
Jul-17	11,298	12,333	11,900
Aug-17	11,382	12,356	11,934
Sep-17	11,623	12,658	12,187
Oct-17	11,937	12,934	12,422
Nov-17	12,168	13,327	12,698
Dec-17	12,317	13,460	12,889
Jan-18	13,021	14,169	13,512
Feb-18	12,499	13,647	12,974
Mar-18	12,272	13,373	12,803
Apr-18	12,374	13,424	12,877
May-18	12,556	13,803	12,978
Jun-18	12,420	13,893	12,949
Jul-18	12,784	14,354	13,294
Aug-18	13,034	14,858	13,453
Sep-18	13,011	14,883	13,455
Oct-18	12,089	13,787	12,488
Nov-18	12,260	14,063	12,722
Dec-18	11,251	12,754	11,836
Jan-19	12,136	13,849	12,802
Feb-19	12,423	14,336	13,157
Mar-19	12,561	14,545	13,284
Apr-19	12,895	15,126	13,687
May-19	12,113	14,147	12,930
Jun-19	12,895	15,141	13,735
Jul-19	12,952	15,366	13,784
Aug-19	12,699	15,053	13,464
Sep-19	12,918	15,317	13,783
Oct-19	13,195	15,647	14,119
Nov-19	13,564	16,242	14,439
Dec-19	13,951	16,711	14,903
Jan-20	13,704	16,692	14,689
Feb-20	12,682	15,326	13,526
Mar-20	11,142	13,218	11,517
Apr-20	12,400	14,969	12,707
May-20	13,058	15,769	13,283
Jun-20	13,340	16,130	13,625
Jul-20	13,964	17,046	14,265
Aug-20	14,859	18,281	14,973
Sep-20	14,350	17,615	14,579
Oct-20	13,949	17,235	14,323
Nov-20	15,422	19,331	16,139
Dec-20	16,096	20,201	16,879
Jan-21	16,084	20,111	16,808
Feb-21	16,408	20,740	17,329
Mar-21	16,949	21,483	17,828
Apr-21	17,610	22,591	18,541
May-21	17,875	22,694	18,867
Jun-21	18,115	23,253	18,995
Jul-21	18,272	23,647	19,077
Aug-21	18,716	24,321	19,487
Sep-21	17,936	23,230	18,796
Oct-21	18,937	24,801	19,549
Nov-21	18,575	24,423	18,957
Dec-21	19,241	25,385	19,799
Jan-22	18,288	23,891	18,841
Feb-22	17,888	23,290	18,530
Mar-22	18,288	24,045	18,838
Apr-22	16,824	21,887	17,500
May-22	16,907	21,858	17,519
Jun-22	15,526	20,029	16,031
Jul-22	16,603	21,908	17,105
Aug-22	15,913	21,091	16,552
Sep-22	14,614	19,135	15,016
Oct-22	15,775	20,704	15,932
Nov-22	16,979	21,785	17,194
Dec-22	16,254	20,509	16,645
Jan-23	17,212	21,922	17,831
Feb-23	16,697	21,409	17,303
Mar-23	17,227	21,982	17,545
Apr-23	17,542	22,216	17,724
May-23	17,269	22,302	17,352
Jun-23	18,243	23,825	18,315
Jul-23	18,731	24,679	19,009
Aug-23	18,387	24,203	18,434
Sep-23	17,655	23,050	17,718
Oct-23	17,094	22,439	17,085
Nov-23	18,518	24,532	18,626
Dec-23	19,560	25,833	19,692
Jan-24	19,632	26,119	19,663
Feb-24	20,630	27,533	20,333
Mar-24	21,425	28,421	20,984
Apr-24	20,454	27,170	20,248
May-24	21,497	28,454	20,871
Jun-24	21,773	29,335	21,039
Jul-24	22,209	29,880	21,606
Aug-24	22,660	30,531	22,164
Sep-24	22,791	31,162	22,683
Oct-24	22,324	30,934	22,133
Nov-24	23,228	32,991	23,028
Dec-24	22,329	31,983	22,154
Jan-25	23,009	32,993	22,977
Feb-25	22,876	32,360	22,925
Mar-25	21,782	30,473	22,307
Apr-25	21,799	30,268	22,598
May-25	22,962	32,187	23,644
Jun-25	23,876	33,822	24,564

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	9.66%	12.35%	9.09%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 409,502,286
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,271,630
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$409,502,286
# of Portfolio Holdings	185
Portfolio Turnover Rate	141%
Advisory Fees and Waivers	1,271,630

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.8%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.8%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
Berkshire Hathaway Inc	3.9%
NVIDIA Corp	3.5%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.0%
Costco Wholesale Corp	1.8%
Alphabet Inc	1.8%
Apple Inc	1.5%
Mastercard Inc	1.3%
Walmart Inc	1.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174348
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Adviser Class
Trading Symbol	GBPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$79	1.51%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-15	10,000	10,000	10,000
Jul-15	10,000	10,167	10,033
Aug-15	9,312	9,553	9,640
Sep-15	8,967	9,275	9,446
Oct-15	9,493	10,008	9,855
Nov-15	9,493	10,063	9,768
Dec-15	9,208	9,857	9,663
Jan-16	8,606	9,300	9,339
Feb-16	8,488	9,297	9,400
Mar-16	9,129	9,952	9,900
Apr-16	9,129	10,014	10,050
May-16	9,119	10,193	10,020
Jun-16	9,099	10,214	10,103
Jul-16	9,455	10,619	10,406
Aug-16	9,485	10,646	10,422
Sep-16	9,584	10,663	10,483
Oct-16	9,327	10,432	10,277
Nov-16	9,396	10,899	10,206
Dec-16	9,545	11,112	10,339
Jan-17	9,794	11,321	10,548
Feb-17	10,014	11,742	10,756
Mar-17	10,123	11,750	10,847
Apr-17	10,263	11,875	11,002
May-17	10,413	11,996	11,197
Jun-17	10,473	12,104	11,231
Jul-17	10,812	12,333	11,463
Aug-17	10,912	12,356	11,528
Sep-17	11,142	12,658	11,650
Oct-17	11,432	12,934	11,786
Nov-17	11,592	13,327	11,970
Dec-17	11,725	13,460	12,103
Jan-18	12,335	14,169	12,526
Feb-18	11,888	13,647	12,171
Mar-18	11,715	13,373	12,083
Apr-18	11,786	13,424	12,090
May-18	11,796	13,803	12,108
Jun-18	11,654	13,893	12,064
Jul-18	11,950	14,354	12,271
Aug-18	12,052	14,858	12,375
Sep-18	12,062	14,883	12,360
Oct-18	11,145	13,787	11,742
Nov-18	11,226	14,063	11,878
Dec-18	10,936	12,754	11,436
Jan-19	11,096	13,849	12,034
Feb-19	11,235	14,336	12,207
Mar-19	11,315	14,545	12,359
Apr-19	11,550	15,126	12,594
May-19	10,941	14,147	12,232
Jun-19	11,577	15,141	12,782
Jul-19	11,534	15,366	12,804
Aug-19	11,320	15,053	12,725
Sep-19	11,545	15,317	12,843
Oct-19	11,803	15,647	13,086
Nov-19	12,028	16,242	13,252
Dec-19	12,395	16,711	13,555
Jan-20	12,122	16,692	13,538
Feb-20	11,303	15,326	12,911
Mar-20	9,993	13,218	11,711
Apr-20	10,364	14,969	12,514
May-20	10,626	15,769	12,902
Jun-20	10,746	16,130	13,185
Jul-20	11,107	17,046	13,741
Aug-20	11,707	18,281	14,232
Sep-20	11,413	17,615	13,944
Oct-20	11,116	17,235	13,740
Nov-20	12,269	19,331	14,884
Dec-20	12,820	20,201	15,392
Jan-21	12,797	20,111	15,294
Feb-21	13,044	20,740	15,428
Mar-21	13,370	21,483	15,609
Apr-21	13,808	22,591	16,122
May-21	14,077	22,694	16,321
Jun-21	14,167	23,253	16,420
Jul-21	14,201	23,647	16,545
Aug-21	14,447	24,321	16,782
Sep-21	13,954	23,230	16,267
Oct-21	14,436	24,801	16,721
Nov-21	14,088	24,423	16,437
Dec-21	14,474	25,385	16,824
Jan-22	13,975	23,891	16,139
Feb-22	13,738	23,290	15,829
Mar-22	13,676	24,045	15,845
Apr-22	12,953	21,887	14,773
May-22	12,990	21,858	14,793
Jun-22	12,467	20,029	13,843
Jul-22	12,791	21,908	14,564
Aug-22	12,379	21,091	14,052
Sep-22	11,569	19,135	12,944
Oct-22	12,105	20,704	13,377
Nov-22	12,991	21,785	14,264
Dec-22	12,661	20,509	13,947
Jan-23	13,402	21,922	14,723
Feb-23	12,988	21,409	14,311
Mar-23	13,327	21,982	14,697
Apr-23	13,553	22,216	14,847
May-23	13,251	22,302	14,650
Jun-23	13,830	23,825	15,186
Jul-23	14,222	24,679	15,556
Aug-23	13,817	24,203	15,220
Sep-23	13,298	23,050	14,673
Oct-23	12,916	22,439	14,304
Nov-23	13,921	24,532	15,377
Dec-23	14,664	25,833	16,102
Jan-24	14,626	26,119	16,080
Feb-24	15,178	27,533	16,422
Mar-24	15,691	28,421	16,790
Apr-24	15,098	27,170	16,285
May-24	15,769	28,454	16,789
Jun-24	15,846	29,335	17,015
Jul-24	16,196	29,880	17,407
Aug-24	16,520	30,531	17,807
Sep-24	16,714	31,162	18,170
Oct-24	16,232	30,934	17,678
Nov-24	16,649	32,991	18,120
Dec-24	16,045	31,983	17,677
Jan-25	16,555	32,993	18,073
Feb-25	16,700	32,360	18,110
Mar-25	16,198	30,473	17,724
Apr-25	16,329	30,268	17,983
May-25	17,089	32,187	18,570
Jun-25	17,717	33,822	19,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	11.81%	10.52%	5.89%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Global Allocation Index	12.84%	7.81%	6.74%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 39,141,928
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 138,801
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$39,141,928
# of Portfolio Holdings	175
Portfolio Turnover Rate	98%
Advisory Fees and Waivers	138,801

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.2%Footnote Reference
Energy	2.9%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.7%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.3%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	9.0%
Microsoft Corp	2.8%
Berkshire Hathaway Inc	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
NVIDIA Corp	2.0%
Amazon.com Inc	1.9%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174347
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	GBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-15	10,000	10,000	10,000
Jul-15	10,000	10,167	10,033
Aug-15	9,312	9,553	9,640
Sep-15	8,967	9,275	9,446
Oct-15	9,493	10,008	9,855
Nov-15	9,493	10,063	9,768
Dec-15	9,208	9,857	9,663
Jan-16	8,606	9,300	9,339
Feb-16	8,488	9,297	9,400
Mar-16	9,129	9,952	9,900
Apr-16	9,129	10,014	10,050
May-16	9,119	10,193	10,020
Jun-16	9,099	10,214	10,103
Jul-16	9,455	10,619	10,406
Aug-16	9,485	10,646	10,422
Sep-16	9,584	10,663	10,483
Oct-16	9,327	10,432	10,277
Nov-16	9,396	10,899	10,206
Dec-16	9,545	11,112	10,339
Jan-17	9,794	11,321	10,548
Feb-17	10,013	11,742	10,756
Mar-17	10,123	11,750	10,847
Apr-17	10,262	11,875	11,002
May-17	10,411	11,996	11,197
Jun-17	10,471	12,104	11,231
Jul-17	10,811	12,333	11,463
Aug-17	10,910	12,356	11,528
Sep-17	11,140	12,658	11,650
Oct-17	11,440	12,934	11,786
Nov-17	11,599	13,327	11,970
Dec-17	11,746	13,460	12,103
Jan-18	12,356	14,169	12,526
Feb-18	11,909	13,647	12,171
Mar-18	11,746	13,373	12,083
Apr-18	11,807	13,424	12,090
May-18	11,828	13,803	12,108
Jun-18	11,685	13,893	12,064
Jul-18	11,982	14,354	12,271
Aug-18	12,094	14,858	12,375
Sep-18	12,104	14,883	12,360
Oct-18	11,185	13,787	11,742
Nov-18	11,267	14,063	11,878
Dec-18	10,974	12,754	11,436
Jan-19	11,146	13,849	12,034
Feb-19	11,285	14,336	12,207
Mar-19	11,371	14,545	12,359
Apr-19	11,607	15,126	12,594
May-19	10,995	14,147	12,232
Jun-19	11,639	15,141	12,782
Jul-19	11,607	15,366	12,804
Aug-19	11,381	15,053	12,725
Sep-19	11,618	15,317	12,843
Oct-19	11,877	15,647	13,086
Nov-19	12,103	16,242	13,252
Dec-19	12,473	16,711	13,555
Jan-20	12,199	16,692	13,538
Feb-20	11,364	15,326	12,911
Mar-20	10,057	13,218	11,711
Apr-20	10,431	14,969	12,514
May-20	10,694	15,769	12,902
Jun-20	10,815	16,130	13,185
Jul-20	11,177	17,046	13,741
Aug-20	11,781	18,281	14,232
Sep-20	11,486	17,615	13,944
Oct-20	11,187	17,235	13,740
Nov-20	12,350	19,331	14,884
Dec-20	12,901	20,201	15,392
Jan-21	12,889	20,111	15,294
Feb-21	13,139	20,740	15,428
Mar-21	13,468	21,483	15,609
Apr-21	13,910	22,591	16,122
May-21	14,182	22,694	16,321
Jun-21	14,272	23,253	16,420
Jul-21	14,306	23,647	16,545
Aug-21	14,556	24,321	16,782
Sep-21	14,057	23,230	16,267
Oct-21	14,544	24,801	16,721
Nov-21	14,182	24,423	16,437
Dec-21	14,584	25,385	16,824
Jan-22	14,080	23,891	16,139
Feb-22	13,828	23,290	15,829
Mar-22	13,778	24,045	15,845
Apr-22	13,047	21,887	14,773
May-22	13,085	21,858	14,793
Jun-22	12,556	20,029	13,843
Jul-22	12,883	21,908	14,564
Aug-22	12,468	21,091	14,052
Sep-22	11,649	19,135	12,944
Oct-22	12,191	20,704	13,377
Nov-22	13,086	21,785	14,264
Dec-22	12,752	20,509	13,947
Jan-23	13,500	21,922	14,723
Feb-23	13,082	21,409	14,311
Mar-23	13,412	21,982	14,697
Apr-23	13,653	22,216	14,847
May-23	13,348	22,302	14,650
Jun-23	13,920	23,825	15,186
Jul-23	14,316	24,679	15,556
Aug-23	13,920	24,203	15,220
Sep-23	13,396	23,050	14,673
Oct-23	12,997	22,439	14,304
Nov-23	14,012	24,532	15,377
Dec-23	14,776	25,833	16,102
Jan-24	14,724	26,119	16,080
Feb-24	15,294	27,533	16,422
Mar-24	15,787	28,421	16,790
Apr-24	15,201	27,170	16,285
May-24	15,878	28,454	16,789
Jun-24	15,956	29,335	17,015
Jul-24	16,309	29,880	17,407
Aug-24	16,636	30,531	17,807
Sep-24	16,832	31,162	18,170
Oct-24	16,332	30,934	17,678
Nov-24	16,753	32,991	18,120
Dec-24	16,171	31,983	17,677
Jan-25	16,686	32,993	18,073
Feb-25	16,730	32,360	18,110
Mar-25	16,238	30,473	17,724
Apr-25	16,370	30,268	17,983
May-25	17,122	32,187	18,570
Jun-25	17,742	33,822	19,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	11.19%	10.41%	5.90%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Global Allocation Index	12.84%	7.81%	6.74%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 39,141,928
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 138,801
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$39,141,928
# of Portfolio Holdings	175
Portfolio Turnover Rate	98%
Advisory Fees and Waivers	138,801

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.2%Footnote Reference
Energy	2.9%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.7%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.3%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	9.0%
Microsoft Corp	2.8%
Berkshire Hathaway Inc	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
NVIDIA Corp	2.0%
Amazon.com Inc	1.9%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010078
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Retail Class
Trading Symbol	FLFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$97	1.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-15	10,000	10,000	10,000
Jul-15	10,000	10,167	10,033
Aug-15	9,312	9,553	9,640
Sep-15	8,967	9,275	9,446
Oct-15	9,493	10,008	9,855
Nov-15	9,493	10,063	9,768
Dec-15	9,208	9,857	9,663
Jan-16	8,606	9,300	9,339
Feb-16	8,488	9,297	9,400
Mar-16	9,129	9,952	9,900
Apr-16	9,129	10,014	10,050
May-16	9,119	10,193	10,020
Jun-16	9,099	10,214	10,103
Jul-16	9,455	10,619	10,406
Aug-16	9,485	10,646	10,422
Sep-16	9,584	10,663	10,483
Oct-16	9,327	10,432	10,277
Nov-16	9,396	10,899	10,206
Dec-16	9,534	11,112	10,339
Jan-17	9,773	11,321	10,548
Feb-17	9,993	11,742	10,756
Mar-17	10,102	11,750	10,847
Apr-17	10,232	11,875	11,002
May-17	10,381	11,996	11,197
Jun-17	10,436	12,104	11,231
Jul-17	10,776	12,333	11,463
Aug-17	10,865	12,356	11,528
Sep-17	11,095	12,658	11,650
Oct-17	11,384	12,934	11,786
Nov-17	11,534	13,327	11,970
Dec-17	11,663	13,460	12,103
Jan-18	12,270	14,169	12,526
Feb-18	11,825	13,647	12,171
Mar-18	11,653	13,373	12,083
Apr-18	11,714	13,424	12,090
May-18	11,724	13,803	12,108
Jun-18	11,577	13,893	12,064
Jul-18	11,871	14,354	12,271
Aug-18	11,973	14,858	12,375
Sep-18	11,983	14,883	12,360
Oct-18	11,070	13,787	11,742
Nov-18	11,141	14,063	11,878
Dec-18	10,854	12,754	11,436
Jan-19	11,024	13,849	12,034
Feb-19	11,151	14,336	12,207
Mar-19	11,226	14,545	12,359
Apr-19	11,460	15,126	12,594
May-19	10,854	14,147	12,232
Jun-19	11,481	15,141	12,782
Jul-19	11,438	15,366	12,804
Aug-19	11,225	15,053	12,725
Sep-19	11,449	15,317	12,843
Oct-19	11,694	15,647	13,086
Nov-19	11,918	16,242	13,252
Dec-19	12,283	16,711	13,555
Jan-20	12,001	16,692	13,538
Feb-20	11,187	15,326	12,911
Mar-20	9,896	13,218	11,711
Apr-20	10,254	14,969	12,514
May-20	10,504	15,769	12,902
Jun-20	10,634	16,130	13,185
Jul-20	10,981	17,046	13,741
Aug-20	11,567	18,281	14,232
Sep-20	11,274	17,615	13,944
Oct-20	10,981	17,235	13,740
Nov-20	12,121	19,331	14,884
Dec-20	12,647	20,201	15,392
Jan-21	12,636	20,111	15,294
Feb-21	12,869	20,740	15,428
Mar-21	13,191	21,483	15,609
Apr-21	13,624	22,591	16,122
May-21	13,879	22,694	16,321
Jun-21	13,968	23,253	16,420
Jul-21	13,990	23,647	16,545
Aug-21	14,234	24,321	16,782
Sep-21	13,746	23,230	16,267
Oct-21	14,212	24,801	16,721
Nov-21	13,857	24,423	16,437
Dec-21	14,239	25,385	16,824
Jan-22	13,733	23,891	16,139
Feb-22	13,499	23,290	15,829
Mar-22	13,425	24,045	15,845
Apr-22	12,723	21,887	14,773
May-22	12,747	21,858	14,793
Jun-22	12,229	20,029	13,843
Jul-22	12,538	21,908	14,564
Aug-22	12,131	21,091	14,052
Sep-22	11,329	19,135	12,944
Oct-22	11,860	20,704	13,377
Nov-22	12,723	21,785	14,264
Dec-22	12,396	20,509	13,947
Jan-23	13,117	21,922	14,723
Feb-23	12,707	21,409	14,311
Mar-23	13,030	21,982	14,697
Apr-23	13,254	22,216	14,847
May-23	12,955	22,302	14,650
Jun-23	13,502	23,825	15,186
Jul-23	13,890	24,679	15,556
Aug-23	13,490	24,203	15,220
Sep-23	12,978	23,050	14,673
Oct-23	12,602	22,439	14,304
Nov-23	13,567	24,532	15,377
Dec-23	14,302	25,833	16,102
Jan-24	14,251	26,119	16,080
Feb-24	14,795	27,533	16,422
Mar-24	15,275	28,421	16,790
Apr-24	14,704	27,170	16,285
May-24	15,351	28,454	16,789
Jun-24	15,427	29,335	17,015
Jul-24	15,758	29,880	17,407
Aug-24	16,063	30,531	17,807
Sep-24	16,241	31,162	18,170
Oct-24	15,768	30,934	17,678
Nov-24	16,164	32,991	18,120
Dec-24	15,593	31,983	17,677
Jan-25	16,079	32,993	18,073
Feb-25	16,122	32,360	18,110
Mar-25	15,643	30,473	17,724
Apr-25	15,757	30,268	17,983
May-25	16,488	32,187	18,570
Jun-25	17,090	33,822	19,200

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	10.78%	9.95%	5.50%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Global Allocation Index	12.84%	7.81%	6.74%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 39,141,928
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 138,801
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$39,141,928
# of Portfolio Holdings	175
Portfolio Turnover Rate	98%
Advisory Fees and Waivers	138,801

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.2%Footnote Reference
Energy	2.9%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.7%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.3%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	9.0%
Microsoft Corp	2.8%
Berkshire Hathaway Inc	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
NVIDIA Corp	2.0%
Amazon.com Inc	1.9%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253095
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class F
Trading Symbol	MDFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of September 1, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 626,170,442
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 876,552
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$626,170,442 # of Portfolio Holdings43 Portfolio Turnover RateN/A Advisory Fees and Waivers876,552
Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	3.9%Footnote Reference
U.S. Treasury Notes	16.0%Footnote Reference
U.S. Government Agencies	39.7%Footnote Reference
U.S. Treasury Bills	40.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bill	11.9%
Tennessee Valley Authority	11.9%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.17%)	8.0%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	6.2%
Federal Home Loan Mortgage Corp	5.2%
United States Treasury Bill	4.8%
Federal Home Loan Banks	4.8%
United States Treasury Bill	4.0%
Freddie Mac	4.0%
United States Treasury Bill	3.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000173654
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class E
Trading Symbol	FLPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 626,170,442
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 876,552
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$626,170,442 # of Portfolio Holdings43 Portfolio Turnover RateN/A Advisory Fees and Waivers876,552
Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	3.9%Footnote Reference
U.S. Treasury Notes	16.0%Footnote Reference
U.S. Government Agencies	39.7%Footnote Reference
U.S. Treasury Bills	40.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bill	11.9%
Tennessee Valley Authority	11.9%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.17%)	8.0%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	6.2%
Federal Home Loan Mortgage Corp	5.2%
United States Treasury Bill	4.8%
Federal Home Loan Banks	4.8%
United States Treasury Bill	4.0%
Freddie Mac	4.0%
United States Treasury Bill	3.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174353
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Adviser Class
Trading Symbol	DVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,795	10,352	10,615
Feb-17	11,180	10,422	10,778
Mar-17	11,057	10,416	10,816
Apr-17	11,129	10,497	10,918
May-17	11,088	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,381	10,707	11,259
Sep-17	11,763	10,656	11,336
Oct-17	12,083	10,663	11,434
Nov-17	12,393	10,649	11,533
Dec-17	12,511	10,698	11,630
Jan-18	12,811	10,575	11,812
Feb-18	12,522	10,474	11,557
Mar-18	12,414	10,542	11,523
Apr-18	12,425	10,463	11,506
May-18	12,554	10,538	11,576
Jun-18	12,522	10,525	11,569
Jul-18	12,727	10,527	11,710
Aug-18	12,932	10,595	11,801
Sep-18	12,905	10,527	11,779
Oct-18	12,321	10,444	11,385
Nov-18	12,342	10,506	11,512
Dec-18	12,203	10,699	11,297
Jan-19	12,428	10,813	11,751
Feb-19	12,540	10,806	11,891
Mar-19	12,658	11,014	12,056
Apr-19	12,839	11,017	12,217
May-19	12,478	11,212	12,022
Jun-19	12,968	11,353	12,410
Jul-19	13,059	11,378	12,451
Aug-19	13,002	11,673	12,451
Sep-19	13,093	11,611	12,561
Oct-19	13,207	11,646	12,713
Nov-19	13,377	11,640	12,831
Dec-19	13,600	11,632	13,020
Jan-20	13,588	11,855	13,081
Feb-20	13,106	12,069	12,760
Mar-20	12,201	11,998	11,958
Apr-20	12,546	12,211	12,606
May-20	12,810	12,268	12,916
Jun-20	12,925	12,345	13,122
Jul-20	13,329	12,530	13,507
Aug-20	13,733	12,428	13,767
Sep-20	13,491	12,422	13,595
Oct-20	13,259	12,366	13,451
Nov-20	14,035	12,488	14,255
Dec-20	14,421	12,505	14,564
Jan-21	14,363	12,415	14,469
Feb-21	14,456	12,236	14,492
Mar-21	14,700	12,083	14,610
Apr-21	15,096	12,178	14,938
May-21	15,189	12,218	15,096
Jun-21	15,376	12,304	15,206
Jul-21	15,445	12,442	15,336
Aug-21	15,632	12,418	15,465
Sep-21	15,306	12,310	15,142
Oct-21	15,634	12,307	15,385
Nov-21	15,505	12,344	15,210
Dec-21	15,741	12,312	15,491
Jan-22	15,330	12,047	14,996
Feb-22	15,194	11,912	14,777
Mar-22	15,119	11,581	14,662
Apr-22	14,597	11,142	13,921
May-22	14,609	11,214	13,970
Jun-22	14,037	11,038	13,328
Jul-22	14,299	11,307	13,895
Aug-22	14,062	10,988	13,494
Sep-22	13,714	10,513	12,619
Oct-22	13,915	10,377	12,866
Nov-22	14,312	10,759	13,564
Dec-22	14,105	10,710	13,345
Jan-23	14,502	11,040	13,950
Feb-23	14,233	10,754	13,588
Mar-23	14,412	11,027	13,865
Apr-23	14,515	11,094	13,978
May-23	14,400	10,973	13,783
Jun-23	14,786	10,934	14,084
Jul-23	15,032	10,927	14,310
Aug-23	14,863	10,857	14,078
Sep-23	14,526	10,581	13,657
Oct-23	14,292	10,414	13,345
Nov-23	15,022	10,886	14,173
Dec-23	15,718	11,302	14,799
Jan-24	15,770	11,271	14,790
Feb-24	16,126	11,112	14,899
Mar-24	16,521	11,215	15,171
Apr-24	15,965	10,931	14,738
May-24	16,535	11,117	15,084
Jun-24	16,746	11,222	15,225
Jul-24	17,079	11,484	15,604
Aug-24	17,386	11,649	15,913
Sep-24	17,559	11,805	16,187
Oct-24	17,224	11,512	15,788
Nov-24	17,720	11,634	16,149
Dec-24	17,235	11,444	15,747
Jan-25	17,559	11,504	16,052
Feb-25	17,658	11,757	16,237
Mar-25	17,123	11,762	16,054
Apr-25	17,010	11,808	16,185
May-25	17,392	11,724	16,442
Jun-25	17,873	11,904	16,850

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.73%	6.70%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Moderately Conservative Target Risk Index	10.68%	5.13%	5.36%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 184,661,918
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 538,210
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$184,661,918
# of Portfolio Holdings	173
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	538,210

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.0%Footnote Reference
Energy	2.7%Footnote Reference
Real Estate	2.8%Footnote Reference
Consumer Staples	6.4%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	10.1%Footnote Reference
Consumer Discretionary	10.2%Footnote Reference
Communication Services	10.5%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.7%
Baird Core Plus Bond Fund - Class I	10.5%
iShares 7-10 Year Treasury Bond ETF	7.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.9%
BrandywineGLOBAL High Yield Fund - Class IS	4.7%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
Fidelity Advisor Short Duration High Income Fund - Class Z	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Berkshire Hathaway Inc	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174354
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Institutional Class
Trading Symbol	DVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,804	10,352	10,615
Feb-17	11,179	10,422	10,778
Mar-17	11,066	10,416	10,816
Apr-17	11,128	10,497	10,918
May-17	11,092	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,391	10,707	11,259
Sep-17	11,772	10,656	11,336
Oct-17	12,092	10,663	11,434
Nov-17	12,412	10,649	11,533
Dec-17	12,526	10,698	11,630
Jan-18	12,827	10,575	11,812
Feb-18	12,548	10,474	11,557
Mar-18	12,430	10,542	11,523
Apr-18	12,441	10,463	11,506
May-18	12,580	10,538	11,576
Jun-18	12,548	10,525	11,569
Jul-18	12,753	10,527	11,710
Aug-18	12,958	10,595	11,801
Sep-18	12,942	10,527	11,779
Oct-18	12,357	10,444	11,385
Nov-18	12,379	10,506	11,512
Dec-18	12,251	10,699	11,297
Jan-19	12,465	10,813	11,751
Feb-19	12,578	10,806	11,891
Mar-19	12,702	11,014	12,056
Apr-19	12,883	11,017	12,217
May-19	12,532	11,212	12,022
Jun-19	13,018	11,353	12,410
Jul-19	13,109	11,378	12,451
Aug-19	13,052	11,673	12,451
Sep-19	13,143	11,611	12,561
Oct-19	13,269	11,646	12,713
Nov-19	13,440	11,640	12,831
Dec-19	13,663	11,632	13,020
Jan-20	13,651	11,855	13,081
Feb-20	13,157	12,069	12,760
Mar-20	12,249	11,998	11,958
Apr-20	12,595	12,211	12,606
May-20	12,860	12,268	12,916
Jun-20	12,987	12,345	13,122
Jul-20	13,380	12,530	13,507
Aug-20	13,785	12,428	13,767
Sep-20	13,542	12,422	13,595
Oct-20	13,321	12,366	13,451
Nov-20	14,087	12,488	14,255
Dec-20	14,485	12,505	14,564
Jan-21	14,427	12,415	14,469
Feb-21	14,520	12,236	14,492
Mar-21	14,765	12,083	14,610
Apr-21	15,162	12,178	14,938
May-21	15,255	12,218	15,096
Jun-21	15,442	12,304	15,206
Jul-21	15,512	12,442	15,336
Aug-21	15,698	12,418	15,465
Sep-21	15,360	12,310	15,142
Oct-21	15,701	12,307	15,385
Nov-21	15,572	12,344	15,210
Dec-21	15,796	12,312	15,491
Jan-22	15,385	12,047	14,996
Feb-22	15,248	11,912	14,777
Mar-22	15,173	11,581	14,662
Apr-22	14,650	11,142	13,921
May-22	14,662	11,214	13,970
Jun-22	14,089	11,038	13,328
Jul-22	14,352	11,307	13,895
Aug-22	14,114	10,988	13,494
Sep-22	13,764	10,513	12,619
Oct-22	13,966	10,377	12,866
Nov-22	14,364	10,759	13,564
Dec-22	14,155	10,710	13,345
Jan-23	14,553	11,040	13,950
Feb-23	14,271	10,754	13,588
Mar-23	14,450	11,027	13,865
Apr-23	14,566	11,094	13,978
May-23	14,437	10,973	13,783
Jun-23	14,824	10,934	14,084
Jul-23	15,071	10,927	14,310
Aug-23	14,902	10,857	14,078
Sep-23	14,564	10,581	13,657
Oct-23	14,329	10,414	13,345
Nov-23	15,061	10,886	14,173
Dec-23	15,763	11,302	14,799
Jan-24	15,815	11,271	14,790
Feb-24	16,172	11,112	14,899
Mar-24	16,567	11,215	15,171
Apr-24	15,997	10,931	14,738
May-24	16,567	11,117	15,084
Jun-24	16,779	11,222	15,225
Jul-24	17,112	11,484	15,604
Aug-24	17,419	11,649	15,913
Sep-24	17,592	11,805	16,187
Oct-24	17,257	11,512	15,788
Nov-24	17,753	11,634	16,149
Dec-24	17,265	11,444	15,747
Jan-25	17,588	11,504	16,052
Feb-25	17,687	11,757	16,237
Mar-25	17,152	11,762	16,054
Apr-25	17,039	11,808	16,185
May-25	17,407	11,724	16,442
Jun-25	17,903	11,904	16,850

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.69%	6.63%	6.00%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Moderately Conservative Target Risk Index	10.68%	5.13%	5.36%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 184,661,918
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 538,210
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$184,661,918
# of Portfolio Holdings	173
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	538,210

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.0%Footnote Reference
Energy	2.7%Footnote Reference
Real Estate	2.8%Footnote Reference
Consumer Staples	6.4%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	10.1%Footnote Reference
Consumer Discretionary	10.2%Footnote Reference
Communication Services	10.5%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.7%
Baird Core Plus Bond Fund - Class I	10.5%
iShares 7-10 Year Treasury Bond ETF	7.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.9%
BrandywineGLOBAL High Yield Fund - Class IS	4.7%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
Fidelity Advisor Short Duration High Income Fund - Class Z	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Berkshire Hathaway Inc	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000157689
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,740	10,332	10,491
Jan-17	10,787	10,352	10,615
Feb-17	11,162	10,422	10,778
Mar-17	11,043	10,416	10,816
Apr-17	11,105	10,497	10,918
May-17	11,069	10,577	11,032
Jun-17	11,249	10,567	11,051
Jul-17	11,426	10,612	11,192
Aug-17	11,354	10,707	11,259
Sep-17	11,725	10,656	11,336
Oct-17	12,034	10,663	11,434
Nov-17	12,354	10,649	11,533
Dec-17	12,458	10,698	11,630
Jan-18	12,757	10,575	11,812
Feb-18	12,468	10,474	11,557
Mar-18	12,351	10,542	11,523
Apr-18	12,361	10,463	11,506
May-18	12,490	10,538	11,576
Jun-18	12,458	10,525	11,569
Jul-18	12,651	10,527	11,710
Aug-18	12,855	10,595	11,801
Sep-18	12,828	10,527	11,779
Oct-18	12,247	10,444	11,385
Nov-18	12,268	10,506	11,512
Dec-18	12,134	10,699	11,297
Jan-19	12,347	10,813	11,751
Feb-19	12,458	10,806	11,891
Mar-19	12,570	11,014	12,056
Apr-19	12,750	11,017	12,217
May-19	12,391	11,212	12,022
Jun-19	12,873	11,353	12,410
Jul-19	12,964	11,378	12,451
Aug-19	12,896	11,673	12,451
Sep-19	12,986	11,611	12,561
Oct-19	13,099	11,646	12,713
Nov-19	13,257	11,640	12,831
Dec-19	13,484	11,632	13,020
Jan-20	13,461	11,855	13,081
Feb-20	12,972	12,069	12,760
Mar-20	12,084	11,998	11,958
Apr-20	12,415	12,211	12,606
May-20	12,677	12,268	12,916
Jun-20	12,791	12,345	13,122
Jul-20	13,180	12,530	13,507
Aug-20	13,569	12,428	13,767
Sep-20	13,326	12,422	13,595
Oct-20	13,097	12,366	13,451
Nov-20	13,853	12,488	14,255
Dec-20	14,233	12,505	14,564
Jan-21	14,176	12,415	14,469
Feb-21	14,268	12,236	14,492
Mar-21	14,509	12,083	14,610
Apr-21	14,889	12,178	14,938
May-21	14,981	12,218	15,096
Jun-21	15,154	12,304	15,206
Jul-21	15,211	12,442	15,336
Aug-21	15,395	12,418	15,465
Sep-21	15,061	12,310	15,142
Oct-21	15,385	12,307	15,385
Nov-21	15,246	12,344	15,210
Dec-21	15,477	12,312	15,491
Jan-22	15,060	12,047	14,996
Feb-22	14,926	11,912	14,777
Mar-22	14,840	11,581	14,662
Apr-22	14,326	11,142	13,921
May-22	14,338	11,214	13,970
Jun-22	13,775	11,038	13,328
Jul-22	14,032	11,307	13,895
Aug-22	13,787	10,988	13,494
Sep-22	13,443	10,513	12,619
Oct-22	13,629	10,377	12,866
Nov-22	14,019	10,759	13,564
Dec-22	13,814	10,710	13,345
Jan-23	14,191	11,040	13,950
Feb-23	13,927	10,754	13,588
Mar-23	14,091	11,027	13,865
Apr-23	14,192	11,094	13,978
May-23	14,078	10,973	13,783
Jun-23	14,445	10,934	14,084
Jul-23	14,674	10,927	14,310
Aug-23	14,508	10,857	14,078
Sep-23	14,178	10,581	13,657
Oct-23	13,934	10,414	13,345
Nov-23	14,651	10,886	14,173
Dec-23	15,321	11,302	14,799
Jan-24	15,373	11,271	14,790
Feb-24	15,722	11,112	14,899
Mar-24	16,096	11,215	15,171
Apr-24	15,552	10,931	14,738
May-24	16,096	11,117	15,084
Jun-24	16,303	11,222	15,225
Jul-24	16,615	11,484	15,604
Aug-24	16,902	11,649	15,913
Sep-24	17,058	11,805	16,187
Oct-24	16,744	11,512	15,788
Nov-24	17,215	11,634	16,149
Dec-24	16,736	11,444	15,747
Jan-25	17,039	11,504	16,052
Feb-25	17,135	11,757	16,237
Mar-25	16,613	11,762	16,054
Apr-25	16,503	11,808	16,185
May-25	16,861	11,724	16,442
Jun-25	17,330	11,904	16,850

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.30%	6.26%	5.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Moderately Conservative Target Risk Index	10.68%	5.13%	5.36%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 184,661,918
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 538,210
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$184,661,918
# of Portfolio Holdings	173
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	538,210

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.0%Footnote Reference
Energy	2.7%Footnote Reference
Real Estate	2.8%Footnote Reference
Consumer Staples	6.4%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	10.1%Footnote Reference
Consumer Discretionary	10.2%Footnote Reference
Communication Services	10.5%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.7%
Baird Core Plus Bond Fund - Class I	10.5%
iShares 7-10 Year Treasury Bond ETF	7.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.9%
BrandywineGLOBAL High Yield Fund - Class IS	4.7%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
Fidelity Advisor Short Duration High Income Fund - Class Z	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Berkshire Hathaway Inc	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174337
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Adviser Class
Trading Symbol	FLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,100	10,167	10,025
Aug-15	9,530	9,553	9,665
Sep-15	9,288	9,275	9,487
Oct-15	9,630	10,008	9,886
Nov-15	9,630	10,063	9,845
Dec-15	9,450	9,857	9,709
Jan-16	8,982	9,300	9,401
Feb-16	8,938	9,297	9,446
Mar-16	9,347	9,952	9,918
Apr-16	9,333	10,014	10,042
May-16	9,450	10,193	10,071
Jun-16	9,435	10,214	10,156
Jul-16	9,771	10,619	10,439
Aug-16	9,786	10,646	10,461
Sep-16	9,801	10,663	10,501
Oct-16	9,556	10,432	10,348
Nov-16	9,894	10,899	10,404
Dec-16	10,004	11,112	10,541
Jan-17	10,151	11,321	10,711
Feb-17	10,533	11,742	10,928
Mar-17	10,533	11,750	10,982
Apr-17	10,651	11,875	11,097
May-17	10,784	11,996	11,225
Jun-17	10,872	12,104	11,268
Jul-17	11,108	12,333	11,460
Aug-17	11,167	12,356	11,517
Sep-17	11,388	12,658	11,651
Oct-17	11,667	12,934	11,796
Nov-17	11,933	13,327	11,956
Dec-17	12,054	13,460	12,086
Jan-18	12,691	14,169	12,415
Feb-18	12,181	13,647	12,058
Mar-18	11,942	13,373	11,981
Apr-18	12,022	13,424	11,993
May-18	12,213	13,803	12,066
Jun-18	12,165	13,893	12,048
Jul-18	12,516	14,354	12,258
Aug-18	12,914	14,858	12,365
Sep-18	12,874	14,883	12,352
Oct-18	11,901	13,787	11,770
Nov-18	11,996	14,063	11,934
Dec-18	11,645	12,754	11,511
Jan-19	11,806	13,849	12,143
Feb-19	11,968	14,336	12,353
Mar-19	12,049	14,545	12,510
Apr-19	12,340	15,126	12,751
May-19	11,580	14,147	12,370
Jun-19	12,283	15,141	12,902
Jul-19	12,413	15,366	12,943
Aug-19	12,138	15,053	12,832
Sep-19	12,348	15,317	13,020
Oct-19	12,543	15,647	13,236
Nov-19	12,884	16,242	13,419
Dec-19	13,252	16,711	13,701
Jan-20	13,053	16,692	13,665
Feb-20	12,072	15,326	13,060
Mar-20	10,841	13,218	11,868
Apr-20	11,340	14,969	12,714
May-20	11,590	15,769	13,121
Jun-20	11,673	16,130	13,379
Jul-20	12,124	17,046	13,855
Aug-20	12,892	18,281	14,270
Sep-20	12,492	17,615	14,022
Oct-20	12,106	17,235	13,834
Nov-20	13,281	19,331	14,999
Dec-20	13,872	20,201	15,458
Jan-21	13,872	20,111	15,364
Feb-21	14,241	20,740	15,550
Mar-21	14,779	21,483	15,793
Apr-21	15,434	22,591	16,248
May-21	15,601	22,694	16,472
Jun-21	15,820	23,253	16,580
Jul-21	15,971	23,647	16,699
Aug-21	16,357	24,321	16,917
Sep-21	15,758	23,230	16,468
Oct-21	16,484	24,801	16,874
Nov-21	16,247	24,423	16,568
Dec-21	16,731	25,385	17,033
Jan-22	16,054	23,891	16,390
Feb-22	15,862	23,290	16,139
Mar-22	15,932	24,045	16,149
Apr-22	15,081	21,887	15,205
May-22	15,133	21,858	15,249
Jun-22	14,559	20,029	14,318
Jul-22	15,011	21,908	15,051
Aug-22	14,664	21,091	14,593
Sep-22	14,160	19,135	13,471
Oct-22	14,699	20,704	13,922
Nov-22	15,241	21,785	14,832
Dec-22	14,915	20,509	14,516
Jan-23	15,415	21,922	15,313
Feb-23	15,058	21,409	14,880
Mar-23	15,272	21,982	15,144
Apr-23	15,487	22,216	15,283
May-23	15,361	22,302	15,014
Jun-23	16,148	23,825	15,520
Jul-23	16,615	24,679	15,891
Aug-23	16,328	24,203	15,538
Sep-23	15,699	23,050	15,010
Oct-23	15,230	22,439	14,582
Nov-23	16,186	24,532	15,657
Dec-23	16,980	25,833	16,436
Jan-24	17,201	26,119	16,415
Feb-24	18,103	27,533	16,682
Mar-24	18,840	28,421	17,079
Apr-24	17,971	27,170	16,543
May-24	18,969	28,454	16,979
Jun-24	19,264	29,335	17,124
Jul-24	19,635	29,880	17,561
Aug-24	20,024	30,531	17,954
Sep-24	20,135	31,162	18,319
Oct-24	19,800	30,934	17,844
Nov-24	20,748	32,991	18,342
Dec-24	19,913	31,983	17,795
Jan-25	20,512	32,993	18,252
Feb-25	20,298	32,360	18,392
Mar-25	19,208	30,473	18,096
Apr-25	18,972	30,268	18,275
May-25	19,915	32,187	18,765
Jun-25	20,751	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.72%	12.20%	7.57%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,001,130,729
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,942,628
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$1,001,130,729
# of Portfolio Holdings	183
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,942,628

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.3%Footnote Reference
Energy	2.4%Footnote Reference
Real Estate	2.5%Footnote Reference
Consumer Staples	6.9%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	9.5%Footnote Reference
Communication Services	11.1%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	6.4%
Berkshire Hathaway Inc	4.9%
NVIDIA Corp	4.5%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.3%
Alphabet Inc	2.2%
Costco Wholesale Corp	2.1%
Apple Inc	1.8%
Mastercard Inc	1.7%
Walmart Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174338
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Institutional Class
Trading Symbol	FLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,100	10,167	10,025
Aug-15	9,530	9,553	9,665
Sep-15	9,288	9,275	9,487
Oct-15	9,630	10,008	9,886
Nov-15	9,630	10,063	9,845
Dec-15	9,450	9,857	9,709
Jan-16	8,982	9,300	9,401
Feb-16	8,938	9,297	9,446
Mar-16	9,347	9,952	9,918
Apr-16	9,333	10,014	10,042
May-16	9,450	10,193	10,071
Jun-16	9,435	10,214	10,156
Jul-16	9,771	10,619	10,439
Aug-16	9,786	10,646	10,461
Sep-16	9,801	10,663	10,501
Oct-16	9,556	10,432	10,348
Nov-16	9,894	10,899	10,404
Dec-16	10,007	11,112	10,541
Jan-17	10,154	11,321	10,711
Feb-17	10,537	11,742	10,928
Mar-17	10,522	11,750	10,982
Apr-17	10,655	11,875	11,097
May-17	10,788	11,996	11,225
Jun-17	10,861	12,104	11,268
Jul-17	11,112	12,333	11,460
Aug-17	11,171	12,356	11,517
Sep-17	11,392	12,658	11,651
Oct-17	11,672	12,934	11,796
Nov-17	11,937	13,327	11,956
Dec-17	12,069	13,460	12,086
Jan-18	12,691	14,169	12,415
Feb-18	12,197	13,647	12,058
Mar-18	11,957	13,373	11,981
Apr-18	12,037	13,424	11,993
May-18	12,228	13,803	12,066
Jun-18	12,181	13,893	12,048
Jul-18	12,531	14,354	12,258
Aug-18	12,946	14,858	12,365
Sep-18	12,898	14,883	12,352
Oct-18	11,923	13,787	11,770
Nov-18	12,019	14,063	11,934
Dec-18	11,687	12,754	11,511
Jan-19	11,849	13,849	12,143
Feb-19	12,011	14,336	12,353
Mar-19	12,092	14,545	12,510
Apr-19	12,368	15,126	12,751
May-19	11,622	14,147	12,370
Jun-19	12,319	15,141	12,902
Jul-19	12,449	15,366	12,943
Aug-19	12,173	15,053	12,832
Sep-19	12,400	15,317	13,020
Oct-19	12,596	15,647	13,236
Nov-19	12,938	16,242	13,419
Dec-19	13,324	16,711	13,701
Jan-20	13,107	16,692	13,665
Feb-20	12,123	15,326	13,060
Mar-20	10,889	13,218	11,868
Apr-20	11,389	14,969	12,714
May-20	11,640	15,769	13,121
Jun-20	11,723	16,130	13,379
Jul-20	12,175	17,046	13,855
Aug-20	12,946	18,281	14,270
Sep-20	12,544	17,615	14,022
Oct-20	12,157	17,235	13,834
Nov-20	13,353	19,331	14,999
Dec-20	13,944	20,201	15,458
Jan-21	13,944	20,111	15,364
Feb-21	14,298	20,740	15,550
Mar-21	14,854	21,483	15,793
Apr-21	15,511	22,591	16,248
May-21	15,679	22,694	16,472
Jun-21	15,898	23,253	16,580
Jul-21	16,049	23,647	16,699
Aug-21	16,437	24,321	16,917
Sep-21	15,834	23,230	16,468
Oct-21	16,562	24,801	16,874
Nov-21	16,325	24,423	16,568
Dec-21	16,810	25,385	17,033
Jan-22	16,130	23,891	16,390
Feb-22	15,939	23,290	16,139
Mar-22	16,008	24,045	16,149
Apr-22	15,155	21,887	15,205
May-22	15,190	21,858	15,249
Jun-22	14,632	20,029	14,318
Jul-22	15,068	21,908	15,051
Aug-22	14,719	21,091	14,593
Sep-22	14,214	19,135	13,471
Oct-22	14,755	20,704	13,922
Nov-22	15,299	21,785	14,832
Dec-22	14,972	20,509	14,516
Jan-23	15,472	21,922	15,313
Feb-23	15,115	21,409	14,880
Mar-23	15,329	21,982	15,144
Apr-23	15,545	22,216	15,283
May-23	15,419	22,302	15,014
Jun-23	16,208	23,825	15,520
Jul-23	16,658	24,679	15,891
Aug-23	16,388	24,203	15,538
Sep-23	15,758	23,050	15,010
Oct-23	15,287	22,439	14,582
Nov-23	16,246	24,532	15,657
Dec-23	17,024	25,833	16,436
Jan-24	17,245	26,119	16,415
Feb-24	18,149	27,533	16,682
Mar-24	18,905	28,421	17,079
Apr-24	18,017	27,170	16,543
May-24	19,016	28,454	16,979
Jun-24	19,312	29,335	17,124
Jul-24	19,701	29,880	17,561
Aug-24	20,072	30,531	17,954
Sep-24	20,184	31,162	18,319
Oct-24	19,849	30,934	17,844
Nov-24	20,798	32,991	18,342
Dec-24	19,940	31,983	17,795
Jan-25	20,561	32,993	18,252
Feb-25	20,347	32,360	18,392
Mar-25	19,234	30,473	18,096
Apr-25	18,998	30,268	18,275
May-25	19,963	32,187	18,765
Jun-25	20,800	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.70%	12.15%	7.60%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,001,130,729
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,942,628
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$1,001,130,729
# of Portfolio Holdings	183
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,942,628

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.3%Footnote Reference
Energy	2.4%Footnote Reference
Real Estate	2.5%Footnote Reference
Consumer Staples	6.9%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	9.5%Footnote Reference
Communication Services	11.1%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	6.4%
Berkshire Hathaway Inc	4.9%
NVIDIA Corp	4.5%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.3%
Alphabet Inc	2.2%
Costco Wholesale Corp	2.1%
Apple Inc	1.8%
Mastercard Inc	1.7%
Walmart Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010069
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Retail Class
Trading Symbol	FLMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,100	10,167	10,025
Aug-15	9,530	9,553	9,665
Sep-15	9,288	9,275	9,487
Oct-15	9,630	10,008	9,886
Nov-15	9,630	10,063	9,845
Dec-15	9,450	9,857	9,709
Jan-16	8,982	9,300	9,401
Feb-16	8,938	9,297	9,446
Mar-16	9,347	9,952	9,918
Apr-16	9,333	10,014	10,042
May-16	9,450	10,193	10,071
Jun-16	9,435	10,214	10,156
Jul-16	9,771	10,619	10,439
Aug-16	9,786	10,646	10,461
Sep-16	9,801	10,663	10,501
Oct-16	9,556	10,432	10,348
Nov-16	9,879	10,899	10,404
Dec-16	9,991	11,112	10,541
Jan-17	10,138	11,321	10,711
Feb-17	10,520	11,742	10,928
Mar-17	10,506	11,750	10,982
Apr-17	10,638	11,875	11,097
May-17	10,756	11,996	11,225
Jun-17	10,830	12,104	11,268
Jul-17	11,080	12,333	11,460
Aug-17	11,139	12,356	11,517
Sep-17	11,345	12,658	11,651
Oct-17	11,625	12,934	11,796
Nov-17	11,891	13,327	11,956
Dec-17	12,018	13,460	12,086
Jan-18	12,639	14,169	12,415
Feb-18	12,129	13,647	12,058
Mar-18	11,890	13,373	11,981
Apr-18	11,970	13,424	11,993
May-18	12,161	13,803	12,066
Jun-18	12,113	13,893	12,048
Jul-18	12,464	14,354	12,258
Aug-18	12,846	14,858	12,365
Sep-18	12,807	14,883	12,352
Oct-18	11,833	13,787	11,770
Nov-18	11,928	14,063	11,934
Dec-18	11,578	12,754	11,511
Jan-19	11,740	13,849	12,143
Feb-19	11,902	14,336	12,353
Mar-19	11,983	14,545	12,510
Apr-19	12,257	15,126	12,751
May-19	11,497	14,147	12,370
Jun-19	12,193	15,141	12,902
Jul-19	12,322	15,366	12,943
Aug-19	12,047	15,053	12,832
Sep-19	12,258	15,317	13,020
Oct-19	12,452	15,647	13,236
Nov-19	12,793	16,242	13,419
Dec-19	13,145	16,711	13,701
Jan-20	12,945	16,692	13,665
Feb-20	11,965	15,326	13,060
Mar-20	10,752	13,218	11,868
Apr-20	11,234	14,969	12,714
May-20	11,483	15,769	13,121
Jun-20	11,566	16,130	13,379
Jul-20	11,999	17,046	13,855
Aug-20	12,749	18,281	14,270
Sep-20	12,361	17,615	14,022
Oct-20	11,976	17,235	13,834
Nov-20	13,147	19,331	14,999
Dec-20	13,718	20,201	15,458
Jan-21	13,718	20,111	15,364
Feb-21	14,069	20,740	15,550
Mar-21	14,587	21,483	15,793
Apr-21	15,240	22,591	16,248
May-21	15,407	22,694	16,472
Jun-21	15,625	23,253	16,580
Jul-21	15,758	23,647	16,699
Aug-21	16,143	24,321	16,917
Sep-21	15,556	23,230	16,468
Oct-21	16,246	24,801	16,874
Nov-21	16,027	24,423	16,568
Dec-21	16,489	25,385	17,033
Jan-22	15,814	23,891	16,390
Feb-22	15,624	23,290	16,139
Mar-22	15,693	24,045	16,149
Apr-22	14,845	21,887	15,205
May-22	14,897	21,858	15,249
Jun-22	14,326	20,029	14,318
Jul-22	14,758	21,908	15,051
Aug-22	14,412	21,091	14,593
Sep-22	13,928	19,135	13,471
Oct-22	14,448	20,704	13,922
Nov-22	14,970	21,785	14,832
Dec-22	14,644	20,509	14,516
Jan-23	15,142	21,922	15,313
Feb-23	14,786	21,409	14,880
Mar-23	14,982	21,982	15,144
Apr-23	15,196	22,216	15,283
May-23	15,053	22,302	15,014
Jun-23	15,837	23,825	15,520
Jul-23	16,284	24,679	15,891
Aug-23	15,998	24,203	15,538
Sep-23	15,372	23,050	15,010
Oct-23	14,924	22,439	14,582
Nov-23	15,857	24,532	15,657
Dec-23	16,628	25,833	16,436
Jan-24	16,829	26,119	16,415
Feb-24	17,725	27,533	16,682
Mar-24	18,439	28,421	17,079
Apr-24	17,577	27,170	16,543
May-24	18,549	28,454	16,979
Jun-24	18,823	29,335	17,124
Jul-24	19,210	29,880	17,561
Aug-24	19,577	30,531	17,954
Sep-24	19,669	31,162	18,319
Oct-24	19,337	30,934	17,844
Nov-24	20,259	32,991	18,342
Dec-24	19,438	31,983	17,795
Jan-25	20,010	32,993	18,252
Feb-25	19,819	32,360	18,392
Mar-25	18,737	30,473	18,096
Apr-25	18,503	30,268	18,275
May-25	19,439	32,187	18,765
Jun-25	20,248	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.57%	11.85%	7.31%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,001,130,729
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 2,942,628
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$1,001,130,729
# of Portfolio Holdings	183
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,942,628

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.3%Footnote Reference
Energy	2.4%Footnote Reference
Real Estate	2.5%Footnote Reference
Consumer Staples	6.9%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	9.5%Footnote Reference
Communication Services	11.1%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	6.4%
Berkshire Hathaway Inc	4.9%
NVIDIA Corp	4.5%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.3%
Alphabet Inc	2.2%
Costco Wholesale Corp	2.1%
Apple Inc	1.8%
Mastercard Inc	1.7%
Walmart Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174339
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Adviser Class
Trading Symbol	QNTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$79	1.54%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-15	10,000	10,000	10,000	10,000
Jul-15	9,843	10,167	10,014	9,884
Aug-15	9,409	9,553	9,455	9,263
Sep-15	9,021	9,275	9,150	8,808
Oct-15	9,655	10,008	9,666	9,304
Nov-15	9,869	10,063	9,797	9,607
Dec-15	9,256	9,857	9,389	9,125
Jan-16	8,608	9,300	8,854	8,322
Feb-16	8,774	9,297	8,979	8,322
Mar-16	9,788	9,952	9,744	8,986
Apr-16	10,081	10,014	9,863	9,127
May-16	10,074	10,193	10,091	9,333
Jun-16	10,054	10,214	10,133	9,327
Jul-16	10,585	10,619	10,568	9,884
Aug-16	10,698	10,646	10,621	10,059
Sep-16	10,758	10,663	10,553	10,171
Oct-16	10,241	10,432	10,271	9,687
Nov-16	11,196	10,899	11,093	10,767
Dec-16	11,314	11,112	11,336	11,069
Jan-17	11,433	11,321	11,526	11,113
Feb-17	11,470	11,742	11,828	11,327
Mar-17	11,521	11,750	11,782	11,342
Apr-17	11,524	11,875	11,881	11,466
May-17	11,361	11,996	11,823	11,233
Jun-17	11,687	12,104	12,014	11,621
Jul-17	11,843	12,333	12,120	11,708
Aug-17	11,592	12,356	11,934	11,559
Sep-17	12,159	12,658	12,402	12,280
Oct-17	12,206	12,934	12,682	12,385
Nov-17	12,810	13,327	13,148	12,742
Dec-17	12,862	13,460	13,177	12,690
Jan-18	13,187	14,169	13,556	13,022
Feb-18	12,498	13,647	12,955	12,518
Mar-18	12,407	13,373	13,075	12,680
Apr-18	12,568	13,424	13,041	12,789
May-18	12,967	13,803	13,579	13,566
Jun-18	13,261	13,893	13,637	13,663
Jul-18	13,519	14,354	13,877	13,901
Aug-18	13,852	14,858	14,320	14,500
Sep-18	13,764	14,883	14,164	14,151
Oct-18	12,617	13,787	12,812	12,614
Nov-18	12,757	14,063	13,212	12,815
Dec-18	11,290	12,754	11,717	11,293
Jan-19	12,629	13,849	12,942	12,563
Feb-19	12,989	14,336	13,491	13,216
Mar-19	12,867	14,545	13,414	12,940
Apr-19	13,098	15,126	13,953	13,379
May-19	11,520	14,147	12,841	12,339
Jun-19	12,552	15,141	13,822	13,211
Jul-19	12,318	15,366	13,987	13,287
Aug-19	11,330	15,053	13,400	12,631
Sep-19	12,258	15,317	13,811	12,894
Oct-19	12,602	15,647	13,967	13,233
Nov-19	13,111	16,242	14,382	13,778
Dec-19	13,393	16,711	14,786	14,175
Jan-20	12,600	16,692	14,400	13,720
Feb-20	11,261	15,326	13,033	12,565
Mar-20	8,002	13,218	10,395	9,835
Apr-20	9,362	14,969	11,869	11,186
May-20	9,718	15,769	12,737	11,914
Jun-20	9,887	16,130	12,897	12,335
Jul-20	10,410	17,046	13,492	12,677
Aug-20	10,778	18,281	13,966	13,391
Sep-20	10,428	17,615	13,512	12,944
Oct-20	10,602	17,235	13,806	13,215
Nov-20	12,135	19,331	15,777	15,651
Dec-20	12,689	20,201	16,806	17,005
Jan-21	12,845	20,111	17,059	17,860
Feb-21	14,144	20,740	18,219	18,973
Mar-21	15,088	21,483	19,070	19,164
Apr-21	15,855	22,591	19,928	19,566
May-21	16,316	22,694	19,967	19,607
Jun-21	15,901	23,253	19,763	19,987
Jul-21	15,550	23,647	19,831	19,265
Aug-21	15,791	24,321	20,217	19,696
Sep-21	15,308	23,230	19,415	19,115
Oct-21	15,990	24,801	20,557	19,928
Nov-21	15,401	24,423	19,954	19,098
Dec-21	16,201	25,385	20,967	19,524
Jan-22	15,729	23,891	19,455	17,645
Feb-22	15,713	23,290	19,672	17,833
Mar-22	16,102	24,045	19,944	18,055
Apr-22	14,972	21,887	18,527	16,266
May-22	15,096	21,858	18,666	16,290
Jun-22	13,532	20,029	16,870	14,951
Jul-22	14,662	21,908	18,700	16,511
Aug-22	14,124	21,091	18,120	16,173
Sep-22	12,782	19,135	16,454	14,624
Oct-22	14,031	20,704	18,185	16,233
Nov-22	14,809	21,785	19,298	16,613
Dec-22	14,006	20,509	18,229	15,534
Jan-23	15,544	21,922	19,911	17,048
Feb-23	14,926	21,409	19,550	16,760
Mar-23	14,228	21,982	18,922	15,960
Apr-23	14,151	22,216	18,774	15,673
May-23	13,784	22,302	18,175	15,528
Jun-23	15,102	23,825	19,840	16,790
Jul-23	15,642	24,679	20,659	17,817
Aug-23	15,098	24,203	20,061	16,926
Sep-23	14,199	23,050	19,007	15,929
Oct-23	13,455	22,439	17,992	14,843
Nov-23	14,848	24,532	19,523	16,186
Dec-23	16,026	25,833	21,225	18,164
Jan-24	15,762	26,119	20,862	17,458
Feb-24	16,333	27,533	22,101	18,445
Mar-24	16,951	28,421	23,337	19,105
Apr-24	16,235	27,170	21,933	17,760
May-24	16,934	28,454	22,895	18,651
Jun-24	17,211	29,335	22,533	18,479
Jul-24	17,402	29,880	23,842	20,356
Aug-24	17,716	30,531	23,823	20,052
Sep-24	18,116	31,162	24,098	20,192
Oct-24	17,754	30,934	23,928	19,901
Nov-24	18,588	32,991	26,036	22,084
Dec-24	18,024	31,983	24,181	20,260
Jan-25	18,531	32,993	25,112	20,791
Feb-25	18,360	32,360	24,021	19,679
Mar-25	17,537	30,473	22,706	18,340
Apr-25	17,578	30,268	22,195	17,916
May-25	18,607	32,187	23,393	18,873
Jun-25	19,453	33,822	24,230	19,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	13.03%	14.49%	6.88%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400	7.53%	13.44%	9.25%
Russell 2000 Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 38,504,285
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 134,401
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$38,504,285
# of Portfolio Holdings	583
Portfolio Turnover Rate	97%
Advisory Fees and Waivers	134,401

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	0.0%Footnote Reference
Utilities	0.0%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Industrials	3.5%Footnote Reference
Energy	3.6%Footnote Reference
Health Care	5.6%Footnote Reference
Communication Services	5.6%Footnote Reference
Real Estate	5.7%Footnote Reference
Consumer Discretionary	12.8%Footnote Reference
Financials	25.5%Footnote Reference
Information Technology	35.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp	4.0%
Microsoft Corp	4.0%
Apple Inc	3.3%
Amazon.com Inc	2.4%
Berkshire Hathaway Inc	1.4%
Broadcom Inc	1.4%
JPMorgan Chase & Co	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Alphabet Inc	1.1%
Tesla Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174340
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Institutional Class
Trading Symbol	QNTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$76	1.48%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-15	10,000	10,000	10,000	10,000
Jul-15	9,843	10,167	10,014	9,884
Aug-15	9,409	9,553	9,455	9,263
Sep-15	9,021	9,275	9,150	8,808
Oct-15	9,655	10,008	9,666	9,304
Nov-15	9,869	10,063	9,797	9,607
Dec-15	9,256	9,857	9,389	9,125
Jan-16	8,608	9,300	8,854	8,322
Feb-16	8,774	9,297	8,979	8,322
Mar-16	9,788	9,952	9,744	8,986
Apr-16	10,081	10,014	9,863	9,127
May-16	10,074	10,193	10,091	9,333
Jun-16	10,054	10,214	10,133	9,327
Jul-16	10,585	10,619	10,568	9,884
Aug-16	10,698	10,646	10,621	10,059
Sep-16	10,758	10,663	10,553	10,171
Oct-16	10,241	10,432	10,271	9,687
Nov-16	11,196	10,899	11,093	10,767
Dec-16	11,314	11,112	11,336	11,069
Jan-17	11,436	11,321	11,526	11,113
Feb-17	11,470	11,742	11,828	11,327
Mar-17	11,521	11,750	11,782	11,342
Apr-17	11,528	11,875	11,881	11,466
May-17	11,361	11,996	11,823	11,233
Jun-17	11,690	12,104	12,014	11,621
Jul-17	11,847	12,333	12,120	11,708
Aug-17	11,599	12,356	11,934	11,559
Sep-17	12,166	12,658	12,402	12,280
Oct-17	12,217	12,934	12,682	12,385
Nov-17	12,824	13,327	13,148	12,742
Dec-17	12,880	13,460	13,177	12,690
Jan-18	13,206	14,169	13,556	13,022
Feb-18	12,519	13,647	12,955	12,518
Mar-18	12,428	13,373	13,075	12,680
Apr-18	12,593	13,424	13,041	12,789
May-18	12,996	13,803	13,579	13,566
Jun-18	13,293	13,893	13,637	13,663
Jul-18	13,556	14,354	13,877	13,901
Aug-18	13,889	14,858	14,320	14,500
Sep-18	13,805	14,883	14,164	14,151
Oct-18	12,658	13,787	12,812	12,614
Nov-18	12,802	14,063	13,212	12,815
Dec-18	11,329	12,754	11,717	11,293
Jan-19	12,672	13,849	12,942	12,563
Feb-19	13,037	14,336	13,491	13,216
Mar-19	12,918	14,545	13,414	12,940
Apr-19	13,153	15,126	13,953	13,379
May-19	11,571	14,147	12,841	12,339
Jun-19	12,609	15,141	13,822	13,211
Jul-19	12,377	15,366	13,987	13,287
Aug-19	11,386	15,053	13,400	12,631
Sep-19	12,321	15,317	13,811	12,894
Oct-19	12,667	15,647	13,967	13,233
Nov-19	13,178	16,242	14,382	13,778
Dec-19	13,459	16,711	14,786	14,175
Jan-20	12,666	16,692	14,400	13,720
Feb-20	11,317	15,326	13,033	12,565
Mar-20	8,045	13,218	10,395	9,835
Apr-20	9,408	14,969	11,869	11,186
May-20	9,770	15,769	12,737	11,914
Jun-20	9,939	16,130	12,897	12,335
Jul-20	10,463	17,046	13,492	12,677
Aug-20	10,833	18,281	13,966	13,391
Sep-20	10,484	17,615	13,512	12,944
Oct-20	10,656	17,235	13,806	13,215
Nov-20	12,199	19,331	15,777	15,651
Dec-20	12,757	20,201	16,806	17,005
Jan-21	12,910	20,111	17,059	17,860
Feb-21	14,218	20,740	18,219	18,973
Mar-21	15,169	21,483	19,070	19,164
Apr-21	15,937	22,591	19,928	19,566
May-21	16,402	22,694	19,967	19,607
Jun-21	15,984	23,253	19,763	19,987
Jul-21	15,626	23,647	19,831	19,265
Aug-21	15,869	24,321	20,217	19,696
Sep-21	15,387	23,230	19,415	19,115
Oct-21	16,069	24,801	20,557	19,928
Nov-21	15,476	24,423	19,954	19,098
Dec-21	16,281	25,385	20,967	19,524
Jan-22	15,806	23,891	19,455	17,645
Feb-22	15,794	23,290	19,672	17,833
Mar-22	16,186	24,045	19,944	18,055
Apr-22	15,048	21,887	18,527	16,266
May-22	15,173	21,858	18,666	16,290
Jun-22	13,598	20,029	16,870	14,951
Jul-22	14,735	21,908	18,700	16,511
Aug-22	14,198	21,091	18,120	16,173
Sep-22	12,842	19,135	16,454	14,624
Oct-22	14,100	20,704	18,185	16,233
Nov-22	14,878	21,785	19,298	16,613
Dec-22	14,070	20,509	18,229	15,534
Jan-23	15,619	21,922	19,911	17,048
Feb-23	14,997	21,409	19,550	16,760
Mar-23	14,293	21,982	18,922	15,960
Apr-23	14,216	22,216	18,774	15,673
May-23	13,846	22,302	18,175	15,528
Jun-23	15,170	23,825	19,840	16,790
Jul-23	15,713	24,679	20,659	17,817
Aug-23	15,165	24,203	20,061	16,926
Sep-23	14,260	23,050	19,007	15,929
Oct-23	13,515	22,439	17,992	14,843
Nov-23	14,914	24,532	19,523	16,186
Dec-23	16,095	25,833	21,225	18,164
Jan-24	15,830	26,119	20,862	17,458
Feb-24	16,404	27,533	22,101	18,445
Mar-24	17,022	28,421	23,337	19,105
Apr-24	16,306	27,170	21,933	17,760
May-24	17,005	28,454	22,895	18,651
Jun-24	17,284	29,335	22,533	18,479
Jul-24	17,476	29,880	23,842	20,356
Aug-24	17,787	30,531	23,823	20,052
Sep-24	18,190	31,162	24,098	20,192
Oct-24	17,826	30,934	23,928	19,901
Nov-24	18,665	32,991	26,036	22,084
Dec-24	18,095	31,983	24,181	20,260
Jan-25	18,606	32,993	25,112	20,791
Feb-25	18,439	32,360	24,021	19,679
Mar-25	17,610	30,473	22,706	18,340
Apr-25	17,652	30,268	22,195	17,916
May-25	18,687	32,187	23,393	18,873
Jun-25	19,539	33,822	24,230	19,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	13.05%	14.47%	6.93%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400	7.53%	13.44%	9.25%
Russell 2000 Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 38,504,285
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 134,401
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$38,504,285
# of Portfolio Holdings	583
Portfolio Turnover Rate	97%
Advisory Fees and Waivers	134,401

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	0.0%Footnote Reference
Utilities	0.0%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Industrials	3.5%Footnote Reference
Energy	3.6%Footnote Reference
Health Care	5.6%Footnote Reference
Communication Services	5.6%Footnote Reference
Real Estate	5.7%Footnote Reference
Consumer Discretionary	12.8%Footnote Reference
Financials	25.5%Footnote Reference
Information Technology	35.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp	4.0%
Microsoft Corp	4.0%
Apple Inc	3.3%
Amazon.com Inc	2.4%
Berkshire Hathaway Inc	1.4%
Broadcom Inc	1.4%
JPMorgan Chase & Co	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Alphabet Inc	1.1%
Tesla Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010071
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Retail Class
Trading Symbol	FLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-15	10,000	10,000	10,000	10,000
Jul-15	9,843	10,167	10,014	9,884
Aug-15	9,409	9,553	9,455	9,263
Sep-15	9,021	9,275	9,150	8,808
Oct-15	9,655	10,008	9,666	9,304
Nov-15	9,869	10,063	9,797	9,607
Dec-15	9,256	9,857	9,389	9,125
Jan-16	8,608	9,300	8,854	8,322
Feb-16	8,774	9,297	8,979	8,322
Mar-16	9,788	9,952	9,744	8,986
Apr-16	10,081	10,014	9,863	9,127
May-16	10,074	10,193	10,091	9,333
Jun-16	10,054	10,214	10,133	9,327
Jul-16	10,585	10,619	10,568	9,884
Aug-16	10,698	10,646	10,621	10,059
Sep-16	10,758	10,663	10,553	10,171
Oct-16	10,241	10,432	10,271	9,687
Nov-16	11,192	10,899	11,093	10,767
Dec-16	11,306	11,112	11,336	11,069
Jan-17	11,424	11,321	11,526	11,113
Feb-17	11,455	11,742	11,828	11,327
Mar-17	11,502	11,750	11,782	11,342
Apr-17	11,506	11,875	11,881	11,466
May-17	11,336	11,996	11,823	11,233
Jun-17	11,658	12,104	12,014	11,621
Jul-17	11,814	12,333	12,120	11,708
Aug-17	11,560	12,356	11,934	11,559
Sep-17	12,126	12,658	12,402	12,280
Oct-17	12,173	12,934	12,682	12,385
Nov-17	12,777	13,327	13,148	12,742
Dec-17	12,823	13,460	13,177	12,690
Jan-18	13,144	14,169	13,556	13,022
Feb-18	12,456	13,647	12,955	12,518
Mar-18	12,362	13,373	13,075	12,680
Apr-18	12,523	13,424	13,041	12,789
May-18	12,917	13,803	13,579	13,566
Jun-18	13,210	13,893	13,637	13,663
Jul-18	13,464	14,354	13,877	13,901
Aug-18	13,796	14,858	14,320	14,500
Sep-18	13,705	14,883	14,164	14,151
Oct-18	12,561	13,787	12,812	12,614
Nov-18	12,701	14,063	13,212	12,815
Dec-18	11,239	12,754	11,717	11,293
Jan-19	12,568	13,849	12,942	12,563
Feb-19	12,927	14,336	13,491	13,216
Mar-19	12,805	14,545	13,414	12,940
Apr-19	13,032	15,126	13,953	13,379
May-19	11,462	14,147	12,841	12,339
Jun-19	12,488	15,141	13,822	13,211
Jul-19	12,254	15,366	13,987	13,287
Aug-19	11,269	15,053	13,400	12,631
Sep-19	12,195	15,317	13,811	12,894
Oct-19	12,534	15,647	13,967	13,233
Nov-19	13,038	16,242	14,382	13,778
Dec-19	13,316	16,711	14,786	14,175
Jan-20	12,529	16,692	14,400	13,720
Feb-20	11,195	15,326	13,033	12,565
Mar-20	7,956	13,218	10,395	9,835
Apr-20	9,305	14,969	11,869	11,186
May-20	9,660	15,769	12,737	11,914
Jun-20	9,825	16,130	12,897	12,335
Jul-20	10,343	17,046	13,492	12,677
Aug-20	10,709	18,281	13,966	13,391
Sep-20	10,361	17,615	13,512	12,944
Oct-20	10,530	17,235	13,806	13,215
Nov-20	12,054	19,331	15,777	15,651
Dec-20	12,602	20,201	16,806	17,005
Jan-21	12,754	20,111	17,059	17,860
Feb-21	14,041	20,740	18,219	18,973
Mar-21	14,982	21,483	19,070	19,164
Apr-21	15,739	22,591	19,928	19,566
May-21	16,195	22,694	19,967	19,607
Jun-21	15,778	23,253	19,763	19,987
Jul-21	15,424	23,647	19,831	19,265
Aug-21	15,657	24,321	20,217	19,696
Sep-21	15,177	23,230	19,415	19,115
Oct-21	15,848	24,801	20,557	19,928
Nov-21	15,258	24,423	19,954	19,098
Dec-21	16,048	25,385	20,967	19,524
Jan-22	15,574	23,891	19,455	17,645
Feb-22	15,553	23,290	19,672	17,833
Mar-22	15,933	24,045	19,944	18,055
Apr-22	14,810	21,887	18,527	16,266
May-22	14,930	21,858	18,666	16,290
Jun-22	13,378	20,029	16,870	14,951
Jul-22	14,492	21,908	18,700	16,511
Aug-22	13,956	21,091	18,120	16,173
Sep-22	12,630	19,135	16,454	14,624
Oct-22	13,867	20,704	18,185	16,233
Nov-22	14,634	21,785	19,298	16,613
Dec-22	13,842	20,509	18,229	15,534
Jan-23	15,359	21,922	19,911	17,048
Feb-23	14,747	21,409	19,550	16,760
Mar-23	14,055	21,982	18,922	15,960
Apr-23	13,978	22,216	18,774	15,673
May-23	13,608	22,302	18,175	15,528
Jun-23	14,906	23,825	19,840	16,790
Jul-23	15,439	24,679	20,659	17,817
Aug-23	14,897	24,203	20,061	16,926
Sep-23	14,005	23,050	19,007	15,929
Oct-23	13,269	22,439	17,992	14,843
Nov-23	14,643	24,532	19,523	16,186
Dec-23	15,801	25,833	21,225	18,164
Jan-24	15,539	26,119	20,862	17,458
Feb-24	16,098	27,533	22,101	18,445
Mar-24	16,705	28,421	23,337	19,105
Apr-24	15,997	27,170	21,933	17,760
May-24	16,679	28,454	22,895	18,651
Jun-24	16,950	29,335	22,533	18,479
Jul-24	17,136	29,880	23,842	20,356
Aug-24	17,439	30,531	23,823	20,052
Sep-24	17,833	31,162	24,098	20,192
Oct-24	17,469	30,934	23,928	19,901
Nov-24	18,289	32,991	26,036	22,084
Dec-24	17,728	31,983	24,181	20,260
Jan-25	18,228	32,993	25,112	20,791
Feb-25	18,058	32,360	24,021	19,679
Mar-25	17,244	30,473	22,706	18,340
Apr-25	17,280	30,268	22,195	17,916
May-25	18,292	32,187	23,393	18,873
Jun-25	19,128	33,822	24,230	19,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	12.85%	14.25%	6.70%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400	7.53%	13.44%	9.25%
Russell 2000 Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 38,504,285
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 134,401
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$38,504,285
# of Portfolio Holdings	583
Portfolio Turnover Rate	97%
Advisory Fees and Waivers	134,401

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	0.0%Footnote Reference
Utilities	0.0%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Industrials	3.5%Footnote Reference
Energy	3.6%Footnote Reference
Health Care	5.6%Footnote Reference
Communication Services	5.6%Footnote Reference
Real Estate	5.7%Footnote Reference
Consumer Discretionary	12.8%Footnote Reference
Financials	25.5%Footnote Reference
Information Technology	35.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp	4.0%
Microsoft Corp	4.0%
Apple Inc	3.3%
Amazon.com Inc	2.4%
Berkshire Hathaway Inc	1.4%
Broadcom Inc	1.4%
JPMorgan Chase & Co	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Alphabet Inc	1.1%
Tesla Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174352
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Adviser Class
Trading Symbol	SRUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$78	1.55%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,178	10,167	10,025
Aug-15	9,673	9,553	9,665
Sep-15	9,554	9,275	9,487
Oct-15	9,950	10,008	9,886
Nov-15	9,990	10,063	9,845
Dec-15	9,781	9,857	9,709
Jan-16	9,369	9,300	9,401
Feb-16	9,409	9,297	9,446
Mar-16	9,822	9,952	9,918
Apr-16	9,711	10,014	10,042
May-16	9,842	10,193	10,071
Jun-16	9,771	10,214	10,156
Jul-16	10,113	10,619	10,439
Aug-16	10,123	10,646	10,461
Sep-16	10,133	10,663	10,501
Oct-16	10,023	10,432	10,348
Nov-16	10,314	10,899	10,404
Dec-16	10,472	11,112	10,541
Jan-17	10,605	11,321	10,711
Feb-17	11,012	11,742	10,928
Mar-17	11,022	11,750	10,982
Apr-17	11,093	11,875	11,097
May-17	11,185	11,996	11,225
Jun-17	11,225	12,104	11,268
Jul-17	11,449	12,333	11,460
Aug-17	11,510	12,356	11,517
Sep-17	11,775	12,658	11,651
Oct-17	12,070	12,934	11,796
Nov-17	12,365	13,327	11,956
Dec-17	12,530	13,460	12,086
Jan-18	13,171	14,169	12,415
Feb-18	12,682	13,647	12,058
Mar-18	12,432	13,373	11,981
Apr-18	12,530	13,424	11,993
May-18	12,704	13,803	12,066
Jun-18	12,650	13,893	12,048
Jul-18	13,019	14,354	12,258
Aug-18	13,443	14,858	12,365
Sep-18	13,443	14,883	12,352
Oct-18	12,345	13,787	11,770
Nov-18	12,432	14,063	11,934
Dec-18	12,070	12,754	11,511
Jan-19	12,235	13,849	12,143
Feb-19	12,389	14,336	12,353
Mar-19	12,445	14,545	12,510
Apr-19	12,786	15,126	12,751
May-19	11,993	14,147	12,370
Jun-19	12,709	15,141	12,902
Jul-19	12,819	15,366	12,943
Aug-19	12,566	15,053	12,832
Sep-19	12,797	15,317	13,020
Oct-19	12,918	15,647	13,236
Nov-19	13,315	16,242	13,419
Dec-19	13,659	16,711	13,701
Jan-20	13,370	16,692	13,665
Feb-20	12,290	15,326	13,060
Mar-20	10,776	13,218	11,868
Apr-20	11,188	14,969	12,714
May-20	11,355	15,769	13,121
Jun-20	11,477	16,130	13,379
Jul-20	11,945	17,046	13,855
Aug-20	12,724	18,281	14,270
Sep-20	12,337	17,615	14,022
Oct-20	11,944	17,235	13,834
Nov-20	13,090	19,331	14,999
Dec-20	13,684	20,201	15,458
Jan-21	13,695	20,111	15,364
Feb-21	14,010	20,740	15,550
Mar-21	14,538	21,483	15,793
Apr-21	15,201	22,591	16,248
May-21	15,370	22,694	16,472
Jun-21	15,640	23,253	16,580
Jul-21	15,797	23,647	16,699
Aug-21	16,213	24,321	16,917
Sep-21	15,622	23,230	16,468
Oct-21	16,399	24,801	16,874
Nov-21	16,151	24,423	16,568
Dec-21	16,566	25,385	17,033
Jan-22	15,913	23,891	16,390
Feb-22	15,759	23,290	16,139
Mar-22	15,854	24,045	16,149
Apr-22	15,023	21,887	15,205
May-22	15,047	21,858	15,249
Jun-22	14,501	20,029	14,318
Jul-22	14,940	21,908	15,051
Aug-22	14,596	21,091	14,593
Sep-22	14,076	19,135	13,471
Oct-22	14,564	20,704	13,922
Nov-22	15,102	21,785	14,832
Dec-22	14,730	20,509	14,516
Jan-23	15,327	21,922	15,313
Feb-23	14,974	21,409	14,880
Mar-23	15,144	21,982	15,144
Apr-23	15,340	22,216	15,283
May-23	15,230	22,302	15,014
Jun-23	15,999	23,825	15,520
Jul-23	16,441	24,679	15,891
Aug-23	16,159	24,203	15,538
Sep-23	15,533	23,050	15,010
Oct-23	15,089	22,439	14,582
Nov-23	16,026	24,532	15,657
Dec-23	16,803	25,833	16,436
Jan-24	16,936	26,119	16,415
Feb-24	17,813	27,533	16,682
Mar-24	18,464	28,421	17,079
Apr-24	17,667	27,170	16,543
May-24	18,717	28,454	16,979
Jun-24	18,970	29,335	17,124
Jul-24	19,463	29,880	17,561
Aug-24	19,783	30,531	17,954
Sep-24	19,957	31,162	18,319
Oct-24	19,662	30,934	17,844
Nov-24	20,547	32,991	18,342
Dec-24	19,966	31,983	17,795
Jan-25	20,459	32,993	18,252
Feb-25	20,270	32,360	18,392
Mar-25	19,066	30,473	18,096
Apr-25	18,950	30,268	18,275
May-25	19,822	32,187	18,765
Jun-25	20,766	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class	9.47%	12.59%	7.58%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 231,115,511
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 807,332
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$231,115,511
# of Portfolio Holdings	485
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	807,332

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	1.1%Footnote Reference
Real Estate	1.3%Footnote Reference
Utilities	1.7%Footnote Reference
Energy	3.7%Footnote Reference
Consumer Staples	4.4%Footnote Reference
Industrials	5.8%Footnote Reference
Health Care	7.9%Footnote Reference
Communication Services	10.3%Footnote Reference
Consumer Discretionary	12.6%Footnote Reference
Financials	18.6%Footnote Reference
Information Technology	32.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	6.2%
NVIDIA Corp	5.0%
Berkshire Hathaway Inc	4.7%
Apple Inc	3.7%
Amazon.com Inc	3.3%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.7%
Meta Platforms Inc	2.6%
Alphabet Inc	2.3%
Texas Instruments Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174351
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Institutional Class
Trading Symbol	SRUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$78	1.54%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,178	10,167	10,025
Aug-15	9,673	9,553	9,665
Sep-15	9,554	9,275	9,487
Oct-15	9,950	10,008	9,886
Nov-15	9,990	10,063	9,845
Dec-15	9,781	9,857	9,709
Jan-16	9,369	9,300	9,401
Feb-16	9,409	9,297	9,446
Mar-16	9,822	9,952	9,918
Apr-16	9,711	10,014	10,042
May-16	9,842	10,193	10,071
Jun-16	9,771	10,214	10,156
Jul-16	10,113	10,619	10,439
Aug-16	10,123	10,646	10,461
Sep-16	10,133	10,663	10,501
Oct-16	10,023	10,432	10,348
Nov-16	10,314	10,899	10,404
Dec-16	10,476	11,112	10,541
Jan-17	10,598	11,321	10,711
Feb-17	11,016	11,742	10,928
Mar-17	11,026	11,750	10,982
Apr-17	11,097	11,875	11,097
May-17	11,179	11,996	11,225
Jun-17	11,230	12,104	11,268
Jul-17	11,464	12,333	11,460
Aug-17	11,515	12,356	11,517
Sep-17	11,789	12,658	11,651
Oct-17	12,085	12,934	11,796
Nov-17	12,390	13,327	11,956
Dec-17	12,545	13,460	12,086
Jan-18	13,197	14,169	12,415
Feb-18	12,708	13,647	12,058
Mar-18	12,458	13,373	11,981
Apr-18	12,556	13,424	11,993
May-18	12,741	13,803	12,066
Jun-18	12,686	13,893	12,048
Jul-18	13,056	14,354	12,258
Aug-18	13,480	14,858	12,365
Sep-18	13,480	14,883	12,352
Oct-18	12,382	13,787	11,770
Nov-18	12,480	14,063	11,934
Dec-18	12,105	12,754	11,511
Jan-19	12,282	13,849	12,143
Feb-19	12,448	14,336	12,353
Mar-19	12,492	14,545	12,510
Apr-19	12,834	15,126	12,751
May-19	12,050	14,147	12,370
Jun-19	12,768	15,141	12,902
Jul-19	12,878	15,366	12,943
Aug-19	12,635	15,053	12,832
Sep-19	12,867	15,317	13,020
Oct-19	12,978	15,647	13,236
Nov-19	13,386	16,242	13,419
Dec-19	13,732	16,711	13,701
Jan-20	13,431	16,692	13,665
Feb-20	12,349	15,326	13,060
Mar-20	10,832	13,218	11,868
Apr-20	11,245	14,969	12,714
May-20	11,412	15,769	13,121
Jun-20	11,535	16,130	13,379
Jul-20	12,003	17,046	13,855
Aug-20	12,795	18,281	14,270
Sep-20	12,395	17,615	14,022
Oct-20	12,001	17,235	13,834
Nov-20	13,161	19,331	14,999
Dec-20	13,767	20,201	15,458
Jan-21	13,778	20,111	15,364
Feb-21	14,093	20,740	15,550
Mar-21	14,623	21,483	15,793
Apr-21	15,287	22,591	16,248
May-21	15,456	22,694	16,472
Jun-21	15,727	23,253	16,580
Jul-21	15,885	23,647	16,699
Aug-21	16,301	24,321	16,917
Sep-21	15,709	23,230	16,468
Oct-21	16,487	24,801	16,874
Nov-21	16,239	24,423	16,568
Dec-21	16,655	25,385	17,033
Jan-22	16,001	23,891	16,390
Feb-22	15,835	23,290	16,139
Mar-22	15,942	24,045	16,149
Apr-22	15,097	21,887	15,205
May-22	15,121	21,858	15,249
Jun-22	14,563	20,029	14,318
Jul-22	15,002	21,908	15,051
Aug-22	14,658	21,091	14,593
Sep-22	14,137	19,135	13,471
Oct-22	14,637	20,704	13,922
Nov-22	15,165	21,785	14,832
Dec-22	14,792	20,509	14,516
Jan-23	15,403	21,922	15,313
Feb-23	15,036	21,409	14,880
Mar-23	15,207	21,982	15,144
Apr-23	15,403	22,216	15,283
May-23	15,281	22,302	15,014
Jun-23	16,064	23,825	15,520
Jul-23	16,506	24,679	15,891
Aug-23	16,223	24,203	15,538
Sep-23	15,597	23,050	15,010
Oct-23	15,152	22,439	14,582
Nov-23	16,078	24,532	15,657
Dec-23	16,872	25,833	16,436
Jan-24	16,992	26,119	16,415
Feb-24	17,870	27,533	16,682
Mar-24	18,522	28,421	17,079
Apr-24	17,723	27,170	16,543
May-24	18,775	28,454	16,979
Jun-24	19,027	29,335	17,124
Jul-24	19,521	29,880	17,561
Aug-24	19,841	30,531	17,954
Sep-24	20,015	31,162	18,319
Oct-24	19,707	30,934	17,844
Nov-24	20,591	32,991	18,342
Dec-24	20,020	31,983	17,795
Jan-25	20,514	32,993	18,252
Feb-25	20,325	32,360	18,392
Mar-25	19,121	30,473	18,096
Apr-25	19,005	30,268	18,275
May-25	19,877	32,187	18,765
Jun-25	20,836	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class	9.50%	12.55%	7.62%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 231,115,511
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 807,332
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$231,115,511
# of Portfolio Holdings	485
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	807,332

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	1.1%Footnote Reference
Real Estate	1.3%Footnote Reference
Utilities	1.7%Footnote Reference
Energy	3.7%Footnote Reference
Consumer Staples	4.4%Footnote Reference
Industrials	5.8%Footnote Reference
Health Care	7.9%Footnote Reference
Communication Services	10.3%Footnote Reference
Consumer Discretionary	12.6%Footnote Reference
Financials	18.6%Footnote Reference
Information Technology	32.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	6.2%
NVIDIA Corp	5.0%
Berkshire Hathaway Inc	4.7%
Apple Inc	3.7%
Amazon.com Inc	3.3%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.7%
Meta Platforms Inc	2.6%
Alphabet Inc	2.3%
Texas Instruments Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000112985
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Retail Class
Trading Symbol	FLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$96	1.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,178	10,167	10,025
Aug-15	9,673	9,553	9,665
Sep-15	9,554	9,275	9,487
Oct-15	9,950	10,008	9,886
Nov-15	9,990	10,063	9,845
Dec-15	9,781	9,857	9,709
Jan-16	9,369	9,300	9,401
Feb-16	9,409	9,297	9,446
Mar-16	9,822	9,952	9,918
Apr-16	9,711	10,014	10,042
May-16	9,842	10,193	10,071
Jun-16	9,771	10,214	10,156
Jul-16	10,113	10,619	10,439
Aug-16	10,123	10,646	10,461
Sep-16	10,133	10,663	10,501
Oct-16	10,023	10,432	10,348
Nov-16	10,314	10,899	10,404
Dec-16	10,463	11,112	10,541
Jan-17	10,596	11,321	10,711
Feb-17	11,003	11,742	10,928
Mar-17	11,003	11,750	10,982
Apr-17	11,074	11,875	11,097
May-17	11,155	11,996	11,225
Jun-17	11,206	12,104	11,268
Jul-17	11,420	12,333	11,460
Aug-17	11,471	12,356	11,517
Sep-17	11,736	12,658	11,651
Oct-17	12,031	12,934	11,796
Nov-17	12,326	13,327	11,956
Dec-17	12,481	13,460	12,086
Jan-18	13,111	14,169	12,415
Feb-18	12,633	13,647	12,058
Mar-18	12,372	13,373	11,981
Apr-18	12,470	13,424	11,993
May-18	12,644	13,803	12,066
Jun-18	12,589	13,893	12,048
Jul-18	12,959	14,354	12,258
Aug-18	13,361	14,858	12,365
Sep-18	13,361	14,883	12,352
Oct-18	12,263	13,787	11,770
Nov-18	12,361	14,063	11,934
Dec-18	11,986	12,754	11,511
Jan-19	12,162	13,849	12,143
Feb-19	12,316	14,336	12,353
Mar-19	12,360	14,545	12,510
Apr-19	12,701	15,126	12,751
May-19	11,909	14,147	12,370
Jun-19	12,624	15,141	12,902
Jul-19	12,723	15,366	12,943
Aug-19	12,481	15,053	12,832
Sep-19	12,701	15,317	13,020
Oct-19	12,811	15,647	13,236
Nov-19	13,207	16,242	13,419
Dec-19	13,548	16,711	13,701
Jan-20	13,248	16,692	13,665
Feb-20	12,181	15,326	13,060
Mar-20	10,680	13,218	11,868
Apr-20	11,081	14,969	12,714
May-20	11,236	15,769	13,121
Jun-20	11,358	16,130	13,379
Jul-20	11,814	17,046	13,855
Aug-20	12,581	18,281	14,270
Sep-20	12,192	17,615	14,022
Oct-20	11,803	17,235	13,834
Nov-20	12,937	19,331	14,999
Dec-20	13,517	20,201	15,458
Jan-21	13,528	20,111	15,364
Feb-21	13,839	20,740	15,550
Mar-21	14,351	21,483	15,793
Apr-21	14,996	22,591	16,248
May-21	15,163	22,694	16,472
Jun-21	15,419	23,253	16,580
Jul-21	15,575	23,647	16,699
Aug-21	15,975	24,321	16,917
Sep-21	15,388	23,230	16,468
Oct-21	16,145	24,801	16,874
Nov-21	15,900	24,423	16,568
Dec-21	16,298	25,385	17,033
Jan-22	15,653	23,891	16,390
Feb-22	15,488	23,290	16,139
Mar-22	15,582	24,045	16,149
Apr-22	14,760	21,887	15,205
May-22	14,772	21,858	15,249
Jun-22	14,232	20,029	14,318
Jul-22	14,654	21,908	15,051
Aug-22	14,314	21,091	14,593
Sep-22	13,799	19,135	13,471
Oct-22	14,281	20,704	13,922
Nov-22	14,790	21,785	14,832
Dec-22	14,420	20,509	14,516
Jan-23	15,011	21,922	15,313
Feb-23	14,649	21,409	14,880
Mar-23	14,818	21,982	15,144
Apr-23	15,000	22,216	15,283
May-23	14,879	22,302	15,014
Jun-23	15,628	23,825	15,520
Jul-23	16,065	24,679	15,891
Aug-23	15,774	24,203	15,538
Sep-23	15,167	23,050	15,010
Oct-23	14,717	22,439	14,582
Nov-23	15,630	24,532	15,657
Dec-23	16,390	25,833	16,436
Jan-24	16,495	26,119	16,415
Feb-24	17,347	27,533	16,682
Mar-24	17,989	28,421	17,079
Apr-24	17,189	27,170	16,543
May-24	18,211	28,454	16,979
Jun-24	18,447	29,335	17,124
Jul-24	18,920	29,880	17,561
Aug-24	19,222	30,531	17,954
Sep-24	19,393	31,162	18,319
Oct-24	19,090	30,934	17,844
Nov-24	19,946	32,991	18,342
Dec-24	19,374	31,983	17,795
Jan-25	19,859	32,993	18,252
Feb-25	19,673	32,360	18,392
Mar-25	18,490	30,473	18,096
Apr-25	18,376	30,268	18,275
May-25	19,204	32,187	18,765
Jun-25	20,131	33,822	19,336

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class	9.13%	12.13%	7.25%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 231,115,511
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 807,332
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$231,115,511
# of Portfolio Holdings	485
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	807,332

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	1.1%Footnote Reference
Real Estate	1.3%Footnote Reference
Utilities	1.7%Footnote Reference
Energy	3.7%Footnote Reference
Consumer Staples	4.4%Footnote Reference
Industrials	5.8%Footnote Reference
Health Care	7.9%Footnote Reference
Communication Services	10.3%Footnote Reference
Consumer Discretionary	12.6%Footnote Reference
Financials	18.6%Footnote Reference
Information Technology	32.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	6.2%
NVIDIA Corp	5.0%
Berkshire Hathaway Inc	4.7%
Apple Inc	3.7%
Amazon.com Inc	3.3%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.7%
Meta Platforms Inc	2.6%
Alphabet Inc	2.3%
Texas Instruments Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174350
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Adviser Class
Trading Symbol	BNDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-15	10,000	10,000	10,000
Jul-15	10,034	10,070	10,000
Aug-15	9,950	10,055	10,001
Sep-15	9,883	10,123	10,001
Oct-15	9,988	10,125	10,001
Nov-15	9,872	10,098	10,001
Dec-15	9,782	10,065	10,002
Jan-16	9,795	10,204	10,002
Feb-16	9,854	10,276	10,005
Mar-16	9,972	10,371	10,008
Apr-16	10,128	10,410	10,010
May-16	10,112	10,413	10,011
Jun-16	10,247	10,600	10,014
Jul-16	10,317	10,667	10,016
Aug-16	10,386	10,655	10,018
Sep-16	10,420	10,649	10,021
Oct-16	10,339	10,567	10,023
Nov-16	10,159	10,317	10,025
Dec-16	10,231	10,332	10,028
Jan-17	10,310	10,352	10,032
Feb-17	10,421	10,422	10,036
Mar-17	10,404	10,416	10,039
Apr-17	10,493	10,497	10,045
May-17	10,554	10,577	10,050
Jun-17	10,537	10,567	10,058
Jul-17	10,610	10,612	10,066
Aug-17	10,700	10,707	10,075
Sep-17	10,666	10,656	10,084
Oct-17	10,677	10,663	10,092
Nov-17	10,610	10,649	10,100
Dec-17	10,647	10,698	10,110
Jan-18	10,556	10,575	10,121
Feb-18	10,448	10,474	10,131
Mar-18	10,500	10,542	10,144
Apr-18	10,406	10,463	10,158
May-18	10,448	10,538	10,172
Jun-18	10,437	10,525	10,188
Jul-18	10,448	10,527	10,204
Aug-18	10,489	10,595	10,221
Sep-18	10,448	10,527	10,237
Oct-18	10,356	10,444	10,256
Nov-18	10,377	10,506	10,275
Dec-18	10,493	10,699	10,295
Jan-19	10,638	10,813	10,315
Feb-19	10,661	10,806	10,334
Mar-19	10,813	11,014	10,355
Apr-19	10,838	11,017	10,376
May-19	10,961	11,212	10,398
Jun-19	11,102	11,353	10,419
Jul-19	11,128	11,378	10,439
Aug-19	11,322	11,673	10,457
Sep-19	11,251	11,611	10,476
Oct-19	11,271	11,646	10,494
Nov-19	11,256	11,640	10,507
Dec-19	11,284	11,632	10,522
Jan-20	11,467	11,855	10,535
Feb-20	11,580	12,069	10,549
Mar-20	11,299	11,998	10,571
Apr-20	11,485	12,211	10,571
May-20	11,648	12,268	10,572
Jun-20	11,779	12,345	10,573
Jul-20	12,001	12,530	10,574
Aug-20	11,969	12,428	10,575
Sep-20	11,917	12,422	10,577
Oct-20	11,874	12,366	10,577
Nov-20	12,074	12,488	10,578
Dec-20	12,171	12,505	10,579
Jan-21	12,080	12,415	10,580
Feb-21	11,937	12,236	10,580
Mar-21	11,876	12,083	10,581
Apr-21	11,967	12,178	10,581
May-21	11,983	12,218	10,581
Jun-21	12,078	12,304	10,581
Jul-21	12,087	12,442	10,581
Aug-21	12,100	12,418	10,582
Sep-21	12,030	12,310	10,582
Oct-21	12,006	12,307	10,582
Nov-21	11,970	12,344	10,583
Dec-21	11,977	12,312	10,583
Jan-22	11,816	12,047	10,583
Feb-22	11,769	11,912	10,584
Mar-22	11,639	11,581	10,586
Apr-22	11,595	11,142	10,589
May-22	11,583	11,214	10,594
Jun-22	11,271	11,038	10,599
Jul-22	11,308	11,307	10,608
Aug-22	11,246	10,988	10,628
Sep-22	11,178	10,513	10,650
Oct-22	11,187	10,377	10,673
Nov-22	11,350	10,759	10,706
Dec-22	11,300	10,710	10,744
Jan-23	11,489	11,040	10,780
Feb-23	11,375	10,754	10,818
Mar-23	11,477	11,027	10,862
Apr-23	11,521	11,094	10,903
May-23	11,482	10,973	10,947
Jun-23	11,546	10,934	10,994
Jul-23	11,630	10,927	11,043
Aug-23	11,606	10,857	11,093
Sep-23	11,570	10,581	11,142
Oct-23	11,544	10,414	11,194
Nov-23	11,845	10,886	11,244
Dec-23	12,151	11,302	11,296
Jan-24	12,197	11,271	11,346
Feb-24	12,191	11,112	11,393
Mar-24	12,310	11,215	11,445
Apr-24	12,199	10,931	11,495
May-24	12,342	11,117	11,551
Jun-24	12,423	11,222	11,599
Jul-24	12,618	11,484	11,651
Aug-24	12,855	11,649	11,707
Sep-24	12,984	11,805	11,757
Oct-24	12,936	11,512	11,803
Nov-24	13,046	11,634	11,850
Dec-24	12,996	11,444	11,897
Jan-25	13,148	11,504	11,941
Feb-25	13,356	11,757	11,980
Mar-25	13,286	11,762	12,021
Apr-25	13,195	11,808	12,064
May-25	13,216	11,724	12,108
Jun-25	13,392	11,904	12,150

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.81%	2.60%	2.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.75%	2.82%	1.97%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 117,612,502
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 211,394
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$117,612,502
# of Portfolio Holdings	15
Portfolio Turnover Rate	101%
Advisory Fees and Waivers	211,394

Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	2.3%Footnote Reference
International Fixed Income	30.6%Footnote Reference
U.S. Fixed Income	66.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	20.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	13.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.2%
iShares 7-10 Year Treasury Bond ETF	10.0%
Transamerica Short-Term Bond - Class I	9.1%
PIMCO Low Duration Income Fund - Class I	8.3%
SPDR Bloomberg High Yield Bond ETF	8.2%
Fidelity Advisor Short Duration High Income Fund - Class Z	7.5%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174349
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	BNDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-15	10,000	10,000	10,000
Jul-15	10,034	10,070	10,000
Aug-15	9,950	10,055	10,001
Sep-15	9,883	10,123	10,001
Oct-15	9,988	10,125	10,001
Nov-15	9,872	10,098	10,001
Dec-15	9,782	10,065	10,002
Jan-16	9,795	10,204	10,002
Feb-16	9,854	10,276	10,005
Mar-16	9,972	10,371	10,008
Apr-16	10,128	10,410	10,010
May-16	10,112	10,413	10,011
Jun-16	10,247	10,600	10,014
Jul-16	10,317	10,667	10,016
Aug-16	10,386	10,655	10,018
Sep-16	10,420	10,649	10,021
Oct-16	10,339	10,567	10,023
Nov-16	10,159	10,317	10,025
Dec-16	10,228	10,332	10,028
Jan-17	10,307	10,352	10,032
Feb-17	10,428	10,422	10,036
Mar-17	10,412	10,416	10,039
Apr-17	10,501	10,497	10,045
May-17	10,562	10,577	10,050
Jun-17	10,534	10,567	10,058
Jul-17	10,618	10,612	10,066
Aug-17	10,702	10,707	10,075
Sep-17	10,668	10,656	10,084
Oct-17	10,691	10,663	10,092
Nov-17	10,618	10,649	10,100
Dec-17	10,657	10,698	10,110
Jan-18	10,566	10,575	10,121
Feb-18	10,461	10,474	10,131
Mar-18	10,516	10,542	10,144
Apr-18	10,423	10,463	10,158
May-18	10,468	10,538	10,172
Jun-18	10,457	10,525	10,188
Jul-18	10,473	10,527	10,204
Aug-18	10,513	10,595	10,221
Sep-18	10,473	10,527	10,237
Oct-18	10,386	10,444	10,256
Nov-18	10,398	10,506	10,275
Dec-18	10,527	10,699	10,295
Jan-19	10,672	10,813	10,315
Feb-19	10,696	10,806	10,334
Mar-19	10,848	11,014	10,355
Apr-19	10,877	11,017	10,376
May-19	11,006	11,212	10,398
Jun-19	11,147	11,353	10,419
Jul-19	11,165	11,378	10,439
Aug-19	11,363	11,673	10,457
Sep-19	11,303	11,611	10,476
Oct-19	11,326	11,646	10,494
Nov-19	11,298	11,640	10,507
Dec-19	11,334	11,632	10,522
Jan-20	11,518	11,855	10,535
Feb-20	11,620	12,069	10,549
Mar-20	11,350	11,998	10,571
Apr-20	11,525	12,211	10,571
May-20	11,699	12,268	10,572
Jun-20	11,831	12,345	10,573
Jul-20	12,057	12,530	10,574
Aug-20	12,024	12,428	10,575
Sep-20	11,972	12,422	10,577
Oct-20	11,929	12,366	10,577
Nov-20	12,130	12,488	10,578
Dec-20	12,225	12,505	10,579
Jan-21	12,134	12,415	10,580
Feb-21	11,991	12,236	10,580
Mar-21	11,930	12,083	10,581
Apr-21	12,010	12,178	10,581
May-21	12,038	12,218	10,581
Jun-21	12,132	12,304	10,581
Jul-21	12,140	12,442	10,581
Aug-21	12,153	12,418	10,582
Sep-21	12,069	12,310	10,582
Oct-21	12,058	12,307	10,582
Nov-21	12,009	12,344	10,583
Dec-21	12,027	12,312	10,583
Jan-22	11,866	12,047	10,583
Feb-22	11,807	11,912	10,584
Mar-22	11,685	11,581	10,586
Apr-22	11,629	11,142	10,589
May-22	11,617	11,214	10,594
Jun-22	11,316	11,038	10,599
Jul-22	11,354	11,307	10,608
Aug-22	11,279	10,988	10,628
Sep-22	11,208	10,513	10,650
Oct-22	11,217	10,377	10,673
Nov-22	11,381	10,759	10,706
Dec-22	11,342	10,710	10,744
Jan-23	11,519	11,040	10,780
Feb-23	11,405	10,754	10,818
Mar-23	11,520	11,027	10,862
Apr-23	11,564	11,094	10,903
May-23	11,507	10,973	10,947
Jun-23	11,571	10,934	10,994
Jul-23	11,655	10,927	11,043
Aug-23	11,632	10,857	11,093
Sep-23	11,595	10,581	11,142
Oct-23	11,578	10,414	11,194
Nov-23	11,867	10,886	11,244
Dec-23	12,185	11,302	11,296
Jan-24	12,218	11,271	11,346
Feb-24	12,225	11,112	11,393
Mar-24	12,340	11,215	11,445
Apr-24	12,230	10,931	11,495
May-24	12,373	11,117	11,551
Jun-24	12,440	11,222	11,599
Jul-24	12,636	11,484	11,651
Aug-24	12,874	11,649	11,707
Sep-24	13,016	11,805	11,757
Oct-24	12,955	11,512	11,803
Nov-24	13,071	11,634	11,850
Dec-24	13,009	11,444	11,897
Jan-25	13,175	11,504	11,941
Feb-25	13,384	11,757	11,980
Mar-25	13,314	11,762	12,021
Apr-25	13,223	11,808	12,064
May-25	13,244	11,724	12,108
Jun-25	13,421	11,904	12,150

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.88%	2.55%	2.99%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.75%	2.82%	1.97%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 117,612,502
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 211,394
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$117,612,502
# of Portfolio Holdings	15
Portfolio Turnover Rate	101%
Advisory Fees and Waivers	211,394

Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	2.3%Footnote Reference
International Fixed Income	30.6%Footnote Reference
U.S. Fixed Income	66.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	20.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	13.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.2%
iShares 7-10 Year Treasury Bond ETF	10.0%
Transamerica Short-Term Bond - Class I	9.1%
PIMCO Low Duration Income Fund - Class I	8.3%
SPDR Bloomberg High Yield Bond ETF	8.2%
Fidelity Advisor Short Duration High Income Fund - Class Z	7.5%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000099971
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Retail Class
Trading Symbol	FLBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-15	10,000	10,000	10,000
Jul-15	10,034	10,070	10,000
Aug-15	9,950	10,055	10,001
Sep-15	9,883	10,123	10,001
Oct-15	9,988	10,125	10,001
Nov-15	9,872	10,098	10,001
Dec-15	9,782	10,065	10,002
Jan-16	9,795	10,204	10,002
Feb-16	9,854	10,276	10,005
Mar-16	9,972	10,371	10,008
Apr-16	10,128	10,410	10,010
May-16	10,112	10,413	10,011
Jun-16	10,247	10,600	10,014
Jul-16	10,317	10,667	10,016
Aug-16	10,386	10,655	10,018
Sep-16	10,420	10,649	10,021
Oct-16	10,339	10,567	10,023
Nov-16	10,148	10,317	10,025
Dec-16	10,221	10,332	10,028
Jan-17	10,290	10,352	10,032
Feb-17	10,406	10,422	10,036
Mar-17	10,383	10,416	10,039
Apr-17	10,467	10,497	10,045
May-17	10,528	10,577	10,050
Jun-17	10,500	10,567	10,058
Jul-17	10,573	10,612	10,066
Aug-17	10,657	10,707	10,075
Sep-17	10,623	10,656	10,084
Oct-17	10,634	10,663	10,092
Nov-17	10,567	10,649	10,100
Dec-17	10,602	10,698	10,110
Jan-18	10,511	10,575	10,121
Feb-18	10,400	10,474	10,131
Mar-18	10,448	10,542	10,144
Apr-18	10,355	10,463	10,158
May-18	10,394	10,538	10,172
Jun-18	10,382	10,525	10,188
Jul-18	10,388	10,527	10,204
Aug-18	10,428	10,595	10,221
Sep-18	10,388	10,527	10,237
Oct-18	10,296	10,444	10,256
Nov-18	10,313	10,506	10,275
Dec-18	10,425	10,699	10,295
Jan-19	10,558	10,813	10,315
Feb-19	10,587	10,806	10,334
Mar-19	10,737	11,014	10,355
Apr-19	10,761	11,017	10,376
May-19	10,883	11,212	10,398
Jun-19	11,011	11,353	10,419
Jul-19	11,034	11,378	10,439
Aug-19	11,224	11,673	10,457
Sep-19	11,165	11,611	10,476
Oct-19	11,181	11,646	10,494
Nov-19	11,162	11,640	10,507
Dec-19	11,180	11,632	10,522
Jan-20	11,358	11,855	10,535
Feb-20	11,466	12,069	10,549
Mar-20	11,184	11,998	10,571
Apr-20	11,365	12,211	10,571
May-20	11,523	12,268	10,572
Jun-20	11,649	12,345	10,573
Jul-20	11,866	12,530	10,574
Aug-20	11,832	12,428	10,575
Sep-20	11,775	12,422	10,577
Oct-20	11,730	12,366	10,577
Nov-20	11,922	12,488	10,578
Dec-20	12,014	12,505	10,579
Jan-21	11,924	12,415	10,580
Feb-21	11,777	12,236	10,580
Mar-21	11,714	12,083	10,581
Apr-21	11,788	12,178	10,581
May-21	11,812	12,218	10,581
Jun-21	11,900	12,304	10,581
Jul-21	11,904	12,442	10,581
Aug-21	11,914	12,418	10,582
Sep-21	11,840	12,310	10,582
Oct-21	11,816	12,307	10,582
Nov-21	11,769	12,344	10,583
Dec-21	11,772	12,312	10,583
Jan-22	11,614	12,047	10,583
Feb-22	11,556	11,912	10,584
Mar-22	11,441	11,581	10,586
Apr-22	11,382	11,142	10,589
May-22	11,364	11,214	10,594
Jun-22	11,055	11,038	10,599
Jul-22	11,098	11,307	10,608
Aug-22	11,024	10,988	10,628
Sep-22	10,953	10,513	10,650
Oct-22	10,959	10,377	10,673
Nov-22	11,119	10,759	10,706
Dec-22	11,068	10,710	10,744
Jan-23	11,241	11,040	10,780
Feb-23	11,129	10,754	10,818
Mar-23	11,229	11,027	10,862
Apr-23	11,273	11,094	10,903
May-23	11,225	10,973	10,947
Jun-23	11,275	10,934	10,994
Jul-23	11,364	10,927	11,043
Aug-23	11,341	10,857	11,093
Sep-23	11,293	10,581	11,142
Oct-23	11,270	10,414	11,194
Nov-23	11,551	10,886	11,244
Dec-23	11,853	11,302	11,296
Jan-24	11,898	11,271	11,346
Feb-24	11,885	11,112	11,393
Mar-24	11,995	11,215	11,445
Apr-24	11,898	10,931	11,495
May-24	12,022	11,117	11,551
Jun-24	12,087	11,222	11,599
Jul-24	12,271	11,484	11,651
Aug-24	12,509	11,649	11,707
Sep-24	12,641	11,805	11,757
Oct-24	12,581	11,512	11,803
Nov-24	12,694	11,634	11,850
Dec-24	12,640	11,444	11,897
Jan-25	12,774	11,504	11,941
Feb-25	12,984	11,757	11,980
Mar-25	12,916	11,762	12,021
Apr-25	12,821	11,808	12,064
May-25	12,834	11,724	12,108
Jun-25	13,005	11,904	12,150

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.60%	2.23%	2.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.75%	2.82%	1.97%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 117,612,502
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 211,394
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$117,612,502
# of Portfolio Holdings	15
Portfolio Turnover Rate	101%
Advisory Fees and Waivers	211,394

Holdings [Text Block]

Sector Weighting

Value	Value
Money Market Registered Investment Companies	2.3%Footnote Reference
International Fixed Income	30.6%Footnote Reference
U.S. Fixed Income	66.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	20.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	13.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.2%
iShares 7-10 Year Treasury Bond ETF	10.0%
Transamerica Short-Term Bond - Class I	9.1%
PIMCO Low Duration Income Fund - Class I	8.3%
SPDR Bloomberg High Yield Bond ETF	8.2%
Fidelity Advisor Short Duration High Income Fund - Class Z	7.5%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources